Contents of the Statement of Additional Information

Statement of Additional Information for American Accumulator — AUL American Individual Variable Life Unit Trust Flexible Premium Variable Adjustable Universal Life Insurance Policy

GENERAL INFORMATION & HISTORY - AMERICAN ACCUMULATOR

CUSTODY OF ASSETS

Statement of Additional Information for FPVUL — Flexible Premium Adjustable Variable Universal Life

GENERAL INFORMATION AND HISTORY - FPVUL

CUSTODY OF ASSETS

Statement of Additional Information for SPVUL — Modified Single Premium Variable Universal Life

GENERAL INFORMATION AND HISTORY - SPVUL

CUSTODY OF ASSETS

PORTFOLIO COMPANIES UNDER THE CONTRACT

FINANCIALS

NOTES TO FINANCIAL STATEMENTS

Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules

Report of Independent Registered Public Accounting Firm

American United Life Insurance Company

AUL American Individual Variable Life Unit Trust

December 31, 2025

Statement of Additional Information for American Accumulator — AUL American Individual Variable Life Unit Trust Flexible Premium Variable Adjustable Universal Life Insurance Policy

Statement of Additional Information for

American Accumulator —

AUL American Individual Variable Life

Unit Trust

Flexible Premium Variable Adjustable

Universal Life Insurance Policy

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2026

2

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2026

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY

AMERICAN ACCUMULATOR

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AUL Flexible Premium Variable Adjustable Universal Life policies dated, May 1, 2016.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

3

GENERAL INFORMATION & HISTORY - AMERICAN ACCUMULATOR

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. It’s principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

4

Statement of Additional Information for FPVUL — Flexible Premium Adjustable Variable Universal Life

Statement of Additional Information for

FPVUL —

Flexible Premium

Adjustable Variable Universal Life

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

1-800-537-6442

May 1, 2026

5

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2026

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Flexible Premium Adjustable Variable Life policies dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

6

GENERAL INFORMATION AND HISTORY - FPVUL

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. Its principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

7

Statement of Additional Information for SPVUL — Modified Single Premium Variable Universal Life

Statement of Additional Information for

SPVUL —

Modified Single Premium

Variable Universal Life

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

1-800-537-6442

May 1, 2026

8

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2026

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST MODIFIED SINGLE PREMIUM VARIABLE LIFE

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Modified Single Premium Variable Life policies, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

9

GENERAL INFORMATION AND HISTORY - SPVUL

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. Its principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

10

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-800-537-6442 or by sending an email to policyservice@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
02-376	Foreign Equity	AB VPS International Growth Portfolio	A
02-377	Foreign Equity	AB VPS International Value Portfolio	A
02-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
02-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
02-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
02-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
02-425	Balanced	American Century VP Income & Growth Fund	I
02-420	Foreign Equity	American Century VP International Fund	I
02-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
02-122	Large Cap Equity	American Century VP Ultra Fund	I
02-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service
02-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
02-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
02-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
02-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
02-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
02-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
02-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
02-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
02-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
02-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
02-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
02-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
02-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
02-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
02-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
02-250	Fixed Interest Cash	Fidelity VIP Government Money Market Portfolio	Initial
02-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
02-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
02-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
02-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2

11

Portfolio Companies under the Contract (continued)

02-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
02-908	Balanced	Franklin Allocation VIP Fund	1
02-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1
02-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
02-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
02-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
02-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
02-815	Specialty	Invesco V.I. Health Care Fund	Series I
02-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
02-827	Foreign Equity	Invesco V.I. International Growth Fund	Series II
02-611	Balanced	Janus Henderson Balanced Portfolio	Service
02-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
02-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
02-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
02-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
02-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
02-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
02-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
02-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I
02-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
02-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
02-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
02-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
02-586	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Portfolio	N/A
02-909	World Stock	Templeton Foreign VIP Fund	2
02-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
02-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
02-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
02-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
02-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A
02-CPG	Intermediate Bond	Victory Pioneer Bond VCT Portfolio	I
02-CPF	Large Cap Equity	Victory Pioneer Equity Income VCT Portfolio	I
02-598	Mid Cap Equity	Victory Pioneer Equity Income VCT Portfolio	II
02-596	Small Cap Equity	Victory Pioneer Fund VCT Portfolio	I
02-597	Mid Cap Equity	Victory Pioneer Select Mid Cap VCT Portfolio	I

12

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Life Unit Trust

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Life Unit Trust indicated in the table below as of December 31, 2025, and the related statements of operations of changes in net assets, and of cumulative net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Life Unit Trust as of December 31, 2025, and the results of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Val Port A Class - 02-378 (1)	Invesco V.I. High Yield Fund Series I Class - 02-830 (1)
AB VPS International Value Portfolio A Class - 02-377 (1)	Invesco V.I. International Growth Fund Series II Class - 02-827 (1)
Alger Large Cap Growth Portfolio I-2 Class - 02-500 (1)	Invesco V.I. Main Street Small Cap Fund - 16-ZZ1 (1)
Alger Small Cap Growth Portfolio I-2 Class - 02-515 (1)	Janus Henderson Balanced Portfolio Service Class - 02-611 (1)
American Funds American High-Income Trust - 16-ZZZ (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607 (1)
American Funds Global Balanced - 16-ZZY (1)	Janus Henderson Forty Portfolio Institutional Class - 02-602 (1)
American Funds Growth - 16-ZZX (1)	Janus Henderson Global Research Portfolio Institutional Class - 02-606 (1)
American Funds Growth and Income - 16-ZZW (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 02-259 (1)
American Funds International Growth and Income - 16-ZZV (1)	Janus Henderson Overseas Portfolio Service Class - 02-609 (1)
American Funds New World Fund - 16-ZZU (1)	LVIP American Century Capital Appreciation Fund I Class - 02-410 (1)

PricewaterhouseCoopers LLP One American Square, Suite 2100 Indianapolis, Indiana 46282
www.pwc.com/us	(317) 222 2202

BlackRock Small Cap Index - 16-ZZR (1)	LVIP American Century Disciplined Core Value Fund I Class - 02-425 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646 (1)	LVIP American Century International Fund I Class - 02-420 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650 (1)	LVIP American Century Mid Cap Value Fund II Class - 02-397 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645 (1)	LVIP American Century Ultra Fund I Class - 02-122 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 02-520 (1)	MFS Mid-Cap Growth Series - 16-ZZ2 (1)
ClearBridge Variable Large Cap Value Portfolio - 16-ZZN (1)	MFS New Discovery Series - 16-ZZ3 (1)
ClearBridge Variable Mid Cap Portfolio - 16-ZZM (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870 (1)
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 02-875 (1)
DFA Inflation Protected Securities - 16-ZZL (1)	Pioneer Bond VCT Portfolio I Class - 02-CPG (1)
DFA International Small Portfolio - 16-ZZK (1)	Pioneer Equity Income VCT Portfolio I Class - 02-CPF (1)
DFA US Targeted Value - 16-ZZJ (1)	Pioneer Equity Income VCT Portfolio II Class - 02-598 (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230 (1)	Pioneer Fund VCT Portfolio I Class - 02-596 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 02-245 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597 (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205 (1)	Royce Capital Small-Cap Portfolio Investor Class - 02-750 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162 (1)	T. Rowe Price Blue Chip Growth Portfolio - 02-124 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161 (1)	T. Rowe Price Equity Income Portfolio - 02-580 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159 (1)	T. Rowe Price Limited-Term Bond Portfolio - 02-585 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 02-586 (1)

Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157 (1)	Templeton Foreign VIP Fund 2 Class - 02-909 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164 (1)	Templeton Global Bond VIP Fund 1 Class - 02-907 (1)
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250 (1)	Vanguard Capital Growth Portfolio - 16-ZYZ (1)
Fidelity VIP Growth & Income Portfolio - 16-ZZH (1)	Vanguard Diversified Value Portfolio - 16-ZYY (1)
Fidelity VIP Growth Opportunities Portfolio - 16-ZZG (1)	Vanguard Equity Income Portfolio - 16-ZYX (1)
Fidelity VIP Growth Portfolio Initial Class - 02-210 (1)	Vanguard Equity Index Portfolio - 16-ZYW (1)
Fidelity VIP High Income Portfolio Initial Class - 02-215 (1)	Vanguard High Yield Bond Portfolio - 16-ZYU (1)
Fidelity VIP Index 500 Portfolio Initial Class - 02-225 (1)	Vanguard International Portfolio - 16-ZYT (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941 (1)	Vanguard Mid-Cap Index Portfolio - 16-ZYS (1)
Fidelity VIP Overseas Portfolio Initial Class - 02-220 (1)	Vanguard Money Market Portfolio - 16-ZYR (1)
Fidelity VIP Value Portfolio - 16-ZZE (1)	Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ (1)
Franklin Allocation VIP Fund 1 Class - 02-908 (1)	Vanguard Small Company Growth - 16-ZYP (1)
Franklin Small Cap Value VIP Fund 1 Class - 02-906 (1)	Vanguard Total Bond Market Index Portfolio - 16-ZYO (1)
Franklin Small-Mid Cap Growth VIP Fund - 16-ZZD (1)	Vanguard Total International Stock Market Index Portfolio - 16-ZYN (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK (1)	Vanguard Total Stock Market Index Portfolio - 16-ZYM (1)
Invesco V.I. Core Equity Fund Series II Class - 02-826 (1)	Vanguard VIF Diversified Value Portfolio - 02-190 (1)
Invesco V.I. Core Plus Bond - 16-ZZB (1)	Vanguard VIF Mid-Cap Index Portfolio - 02-118 (1)
Invesco V.I. Discovery Mid Cap Growth Fund - 16-ZZA (1)	Vanguard VIF Real Estate Index - 16-ZYL (1)
Invesco V.I. Diversified Dividend Fund Series I Class - 02-861 (1)	Vanguard VIF Small Company Growth Portfolio - 02-119 (1)
Invesco V.I. Global Real Estate Fund Series I Class - 02-825 (1)	Vanguard VIF Total Bond Market Index Portfolio - 02-121 (1)
Invesco V.I. Health Care Fund Series I Class - 02-815 (1)

(1) Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025, statements of changes in net assets for the years ended December 31, 2025, and 2024, and financial highlights for the years or periods ended December 31, 2025, 2024, 2023, 2022, and 2021

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Life Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Life Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2026

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Life Unit Trust since 1998.

4

AUL American Individual Variable Life Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,538	$132,571	9,528
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$120,538

	Net Assets	Units Outstanding	Accumulation Unit Value
	$120,538	5,036	$23.94

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,378
Net investment income (loss)			1,378

Gain (loss) on investments:
Net realized gain (loss)			(4,638)
Realized gain distributions			19,054
Net change in unrealized appreciation (depreciation)			344
Net gain (loss)			14,760

Increase (decrease) in net assets from operations			$16,138

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,378	$1,521
	Net realized gain (loss)	(4,638)	(6,691)
	Realized gain distributions	19,054	8,881
	Net change in unrealized appreciation (depreciation)	344	15,481

	Increase (decrease) in net assets from operations	16,138	19,192

	Contract owner transactions:
	Proceeds from units sold	932	5,702
	Cost of units redeemed	(35,030)	(77,264)
	Account charges	(2,862)	(7,145)
	Increase (decrease)	(36,960)	(78,707)
	Net increase (decrease)	(20,822)	(59,515)
	Net assets, beginning	141,360	200,875
	Net assets, ending	$120,538	$141,360

	Units sold	53	301
	Units redeemed	(1,808)	(4,015)
	Net increase (decrease)	(1,755)	(3,714)
	Units outstanding, beginning	6,791	10,505
	Units outstanding, ending	5,036	6,791

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,854,639
Cost of units redeemed/account charges			(3,439,198)
Net investment income (loss)			75,433
Net realized gain (loss)			81,937
Realized gain distributions			559,760
Net change in unrealized appreciation (depreciation)			(12,033)
Net assets			$120,538

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$23.94	5	$121	N/A	15.0%
12/31/2024	20.82	7	141	N/A	8.9%
12/31/2023	19.12	11	201	N/A	21.9%
12/31/2022	15.68	15	236	N/A	-8.7%
12/31/2021	17.17	13	220	N/A	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	0.9%
2023	0.7%
2022	0.7%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,493	$3,402	373
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,493

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,493	534	$6.54

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$351
Net investment income (loss)			351

Gain (loss) on investments:
Net realized gain (loss)			192
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			763
Net gain (loss)			955

Increase (decrease) in net assets from operations			$1,306

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$351	$535
	Net realized gain (loss)	192	(52)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	763	(232)

	Increase (decrease) in net assets from operations	1,306	251

	Contract owner transactions:
	Proceeds from units sold	285	285
	Cost of units redeemed	(12,386)	(132)
	Account charges	(1,368)	(1,448)
	Increase (decrease)	(13,469)	(1,295)
	Net increase (decrease)	(12,163)	(1,044)
	Net assets, beginning	15,656	16,700
	Net assets, ending	$3,493	$15,656

	Units sold	50	48
	Units redeemed	(2,130)	(266)
	Net increase (decrease)	(2,080)	(218)
	Units outstanding, beginning	2,614	2,832
	Units outstanding, ending	534	2,614

	* Date of Fund Inception into Variable Account: 4 /28 /2011
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$67,643
Cost of units redeemed/account charges			(69,198)
Net investment income (loss)			4,343
Net realized gain (loss)			339
Realized gain distributions			275
Net change in unrealized appreciation (depreciation)			91
Net assets			$3,493

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.54	1	$3	N/A	9.2%
12/31/2024	5.99	3	16	N/A	1.6%
12/31/2023	5.90	3	17	N/A	5.7%
12/31/2022	5.58	3	19	N/A	-14.1%
12/31/2021	6.50	1	7	N/A	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	3.3%
2023	2.6%
2022	1.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 02-861

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,719	$155,309	6,603
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$179,755

	Net Assets	Units Outstanding	Accumulation Unit Value
	$179,755	9,024	$19.92

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,771
Net investment income (loss)			2,771

Gain (loss) on investments:
Net realized gain (loss)			4,035
Realized gain distributions			13,251
Net change in unrealized appreciation (depreciation)			5,031
Net gain (loss)			22,317

Increase (decrease) in net assets from operations			$25,088

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,771	$3,208
	Net realized gain (loss)	4,035	1,704
	Realized gain distributions	13,251	6,829
	Net change in unrealized appreciation (depreciation)	5,031	8,941

	Increase (decrease) in net assets from operations	25,088	20,682

	Contract owner transactions:
	Proceeds from units sold	3,149	8,169
	Cost of units redeemed	(13,708)	(1,207)
	Account charges	(8,067)	(9,715)
	Increase (decrease)	(18,626)	(2,753)
	Net increase (decrease)	6,462	17,929
	Net assets, beginning	173,293	155,364
	Net assets, ending	$179,755	$173,293

	Units sold	186	517
	Units redeemed	(1,230)	(669)
	Net increase (decrease)	(1,044)	(152)
	Units outstanding, beginning	10,068	10,220
	Units outstanding, ending	9,024	10,068

	* Date of Fund Inception into Variable Account: 4 /28 /2011
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,301,884
Cost of units redeemed/account charges			(1,371,487)
Net investment income (loss)			50,022
Net realized gain (loss)			94,152
Realized gain distributions			80,774
Net change in unrealized appreciation (depreciation)			24,410
Net assets			$179,755

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$19.92	9	$180	N/A	15.7%
12/31/2024	17.21	10	173	N/A	13.2%
12/31/2023	15.20	10	155	N/A	9.0%
12/31/2022	13.94	12	167	N/A	-1.7%
12/31/2021	14.18	14	194	N/A	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	2.0%
2023	1.9%
2022	1.8%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Health Care Fund Series I Class - 02-815

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$456,707	$427,873	15,283
Receivables: investments sold	108
Payables: investments purchased	-
Net assets	$456,815

	Net Assets	Units Outstanding	Accumulation Unit Value
	$456,815	17,325	$26.37

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1,197
Realized gain distributions			17,610
Net change in unrealized appreciation (depreciation)			43,366
Net gain (loss)			62,173

Increase (decrease) in net assets from operations			$62,173

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	1,197	2,082
	Realized gain distributions	17,610	-
	Net change in unrealized appreciation (depreciation)	43,366	18,651

	Increase (decrease) in net assets from operations	62,173	20,733

	Contract owner transactions:
	Proceeds from units sold	10,266	12,023
	Cost of units redeemed	(38,725)	(29,185)
	Account charges	(13,606)	(15,188)
	Increase (decrease)	(42,065)	(32,350)
	Net increase (decrease)	20,108	(11,617)
	Net assets, beginning	436,707	448,324
	Net assets, ending	$456,815	$436,707

	Units sold	429	506
	Units redeemed	(2,205)	(1,831)
	Net increase (decrease)	(1,776)	(1,325)
	Units outstanding, beginning	19,101	20,426
	Units outstanding, ending	17,325	19,101

	* Date of Fund Inception into Variable Account: 8 /28 /2001
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,987,765
Cost of units redeemed/account charges			(7,346,308)
Net investment income (loss)			9,115
Net realized gain (loss)			301,465
Realized gain distributions			475,944
Net change in unrealized appreciation (depreciation)			28,834
Net assets			$456,815

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$26.37	17	$457	N/A	15.3%
12/31/2024	22.86	19	437	N/A	4.2%
12/31/2023	21.95	20	448	N/A	3.0%
12/31/2022	21.30	21	446	N/A	-13.3%
12/31/2021	24.58	23	554	N/A	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 02-825

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,132	$82,585	5,307
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$75,150

	Net Assets	Units Outstanding	Accumulation Unit Value
	$75,150	9,883	$7.60

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,499
Net investment income (loss)			1,499

Gain (loss) on investments:
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,970
Net gain (loss)			3,975

Increase (decrease) in net assets from operations			$5,474

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,499	$1,858
	Net realized gain (loss)	5	(26)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	3,970	(3,365)

	Increase (decrease) in net assets from operations	5,474	(1,533)

	Contract owner transactions:
	Proceeds from units sold	2,373	2,947
	Cost of units redeemed	(141)	(6,694)
	Account charges	(2,712)	(2,811)
	Increase (decrease)	(480)	(6,558)
	Net increase (decrease)	4,994	(8,091)
	Net assets, beginning	70,156	78,247
	Net assets, ending	$75,150	$70,156

	Units sold	320	418
	Units redeemed	(388)	(1,365)
	Net increase (decrease)	(68)	(947)
	Units outstanding, beginning	9,951	10,898
	Units outstanding, ending	9,883	9,951

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,835,091
Cost of units redeemed/account charges			(8,424,488)
Net investment income (loss)			1,007,594
Net realized gain (loss)			320,155
Realized gain distributions			344,251
Net change in unrealized appreciation (depreciation)			(7,453)
Net assets			$75,150

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.60	10	$75	N/A	7.9%
12/31/2024	7.05	10	70	N/A	-1.8%
12/31/2023	7.18	11	78	N/A	9.0%
12/31/2022	6.58	13	83	N/A	-24.9%
12/31/2021	8.77	17	148	N/A	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.5%
2023	1.4%
2022	2.6%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. High Yield Fund Series I Class - 02-830

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$93,650	$101,821	19,760
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$93,662

	Net Assets	Units Outstanding	Accumulation Unit Value
	$93,662	5,808	$16.13

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,427
Net investment income (loss)			6,427

Gain (loss) on investments:
Net realized gain (loss)			(938)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			484
Net gain (loss)			(454)

Increase (decrease) in net assets from operations			$5,973

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$6,427	$5,511
	Net realized gain (loss)	(938)	(719)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	484	2,418

	Increase (decrease) in net assets from operations	5,973	7,210

	Contract owner transactions:
	Proceeds from units sold	1,239	1,083
	Cost of units redeemed	(9,234)	(5,577)
	Account charges	(3,048)	(3,381)
	Increase (decrease)	(11,043)	(7,875)
	Net increase (decrease)	(5,070)	(665)
	Net assets, beginning	98,732	99,397
	Net assets, ending	$93,662	$98,732

	Units sold	78	81
	Units redeemed	(805)	(633)
	Net increase (decrease)	(727)	(552)
	Units outstanding, beginning	6,535	7,087
	Units outstanding, ending	5,808	6,535

	* Date of Fund Inception into Variable Account: 4 /29 /2004
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,330,052
Cost of units redeemed/account charges			(7,154,328)
Net investment income (loss)			1,047,672
Net realized gain (loss)			(121,563)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,171)
Net assets			$93,662

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$16.13	6	$94	N/A	6.7%
12/31/2024	15.11	7	99	N/A	7.7%
12/31/2023	14.03	7	99	N/A	10.2%
12/31/2022	12.73	9	109	N/A	-9.6%
12/31/2021	14.07	9	125	N/A	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.7%
2024	5.6%
2023	4.8%
2022	4.5%
2021	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Core Equity Fund Series II Class - 02-826

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,196	$3,766	117
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$4,196

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,196	141	$29.85

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16
Net investment income (loss)			16

Gain (loss) on investments:
Net realized gain (loss)			(5)
Realized gain distributions			299
Net change in unrealized appreciation (depreciation)			268
Net gain (loss)			562

Increase (decrease) in net assets from operations			$578

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$16	$17
	Net realized gain (loss)	(5)	(10)
	Realized gain distributions	299	295
	Net change in unrealized appreciation (depreciation)	268	458

	Increase (decrease) in net assets from operations	578	760

	Contract owner transactions:
	Proceeds from units sold	1	(4)
	Cost of units redeemed	-	2
	Account charges	(92)	(80)
	Increase (decrease)	(91)	(82)
	Net increase (decrease)	487	678
	Net assets, beginning	3,709	3,031
	Net assets, ending	$4,196	$3,709

	Units sold	-	-
	Units redeemed	(3)	(3)
	Net increase (decrease)	(3)	(3)
	Units outstanding, beginning	144	147
	Units outstanding, ending	141	144

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,598
Cost of units redeemed/account charges			(13,242)
Net investment income (loss)			222
Net realized gain (loss)			(79)
Realized gain distributions			2,267
Net change in unrealized appreciation (depreciation)			430
Net assets			$4,196

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$29.85	0	$4	N/A	15.9%
12/31/2024	25.76	0	4	N/A	25.3%
12/31/2023	20.56	0	3	N/A	23.1%
12/31/2022	16.70	0	3	N/A	-20.8%
12/31/2021	21.08	0	3	N/A	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.5%
2023	0.5%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. International Growth Fund Series II Class - 02-827

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,217	$36,484	1,108
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$39,223

	Net Assets	Units Outstanding	Accumulation Unit Value
	$39,223	2,363	$16.60

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$446
Net investment income (loss)			446

Gain (loss) on investments:
Net realized gain (loss)			110
Realized gain distributions			2,435
Net change in unrealized appreciation (depreciation)			2,680
Net gain (loss)			5,225

Increase (decrease) in net assets from operations			$5,671

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$446	$573
	Net realized gain (loss)	110	1,212
	Realized gain distributions	2,435	198
	Net change in unrealized appreciation (depreciation)	2,680	(1,273)

	Increase (decrease) in net assets from operations	5,671	710

	Contract owner transactions:
	Proceeds from units sold	1,628	11,125
	Cost of units redeemed	(2,195)	(19,451)
	Account charges	(1,823)	(2,013)
	Increase (decrease)	(2,390)	(10,339)
	Net increase (decrease)	3,281	(9,629)
	Net assets, beginning	35,942	45,571
	Net assets, ending	$39,223	$35,942

	Units sold	106	804
	Units redeemed	(260)	(1,490)
	Net increase (decrease)	(154)	(686)
	Units outstanding, beginning	2,517	3,203
	Units outstanding, ending	2,363	2,517

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,505,273
Cost of units redeemed/account charges			(6,206,827)
Net investment income (loss)			176,412
Net realized gain (loss)			1,542,799
Realized gain distributions			18,833
Net change in unrealized appreciation (depreciation)			2,733
Net assets			$39,223

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$16.60	2	$39	N/A	16.2%
12/31/2024	14.28	3	36	N/A	0.3%
12/31/2023	14.23	3	46	N/A	17.9%
12/31/2022	12.07	3	41	N/A	-18.5%
12/31/2021	14.81	3	51	N/A	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.4%
2023	0.0%
2022	1.3%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Mid-Cap Growth Portfolio - 02-586

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,170,598	$3,260,733	121,017
Receivables: investments sold	61
Payables: investments purchased	-
Net assets	$3,170,659

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,170,659	64,407	$49.23

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			18,425
Realized gain distributions			400,657
Net change in unrealized appreciation (depreciation)			(307,804)
Net gain (loss)			111,278

Increase (decrease) in net assets from operations			$111,278

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	18,425	62,159
	Realized gain distributions	400,657	293,144
	Net change in unrealized appreciation (depreciation)	(307,804)	(54,389)

	Increase (decrease) in net assets from operations	111,278	300,914

	Contract owner transactions:
	Proceeds from units sold	88,238	95,273
	Cost of units redeemed	(172,068)	(387,232)
	Account charges	(100,009)	(107,808)
	Increase (decrease)	(183,839)	(399,767)
	Net increase (decrease)	(72,561)	(98,853)
	Net assets, beginning	3,243,220	3,342,073
	Net assets, ending	$3,170,659	$3,243,220

	Units sold	1,905	2,139
	Units redeemed	(5,714)	(10,769)
	Net increase (decrease)	(3,809)	(8,630)
	Units outstanding, beginning	68,216	76,846
	Units outstanding, ending	64,407	68,216

	* Date of Fund Inception into Variable Account: 5 /1 /2000
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,295,438
Cost of units redeemed/account charges			(11,186,472)
Net investment income (loss)			13,082
Net realized gain (loss)			1,390,702
Realized gain distributions			5,748,044
Net change in unrealized appreciation (depreciation)			(90,135)
Net assets			$3,170,659

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$49.23	64	$3,171	N/A	3.5%
12/31/2024	47.54	68	3,243	N/A	9.3%
12/31/2023	43.49	77	3,342	N/A	20.0%
12/31/2022	36.25	84	3,061	N/A	-22.6%
12/31/2021	46.83	92	4,286	N/A	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 02-124

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$641,212	$362,999	9,816
Receivables: investments sold	107
Payables: investments purchased	-
Net assets	$641,319

	Net Assets	Units Outstanding	Accumulation Unit Value
	$641,319	11,014	$58.23

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			18,293
Realized gain distributions			53,496
Net change in unrealized appreciation (depreciation)			30,985
Net gain (loss)			102,774

Increase (decrease) in net assets from operations			$102,774

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	18,293	22,058
	Realized gain distributions	53,496	22,820
	Net change in unrealized appreciation (depreciation)	30,985	106,765

	Increase (decrease) in net assets from operations	102,774	151,643

	Contract owner transactions:
	Proceeds from units sold	16,291	34,718
	Cost of units redeemed	(25,125)	(38,435)
	Account charges	(19,000)	(20,691)
	Increase (decrease)	(27,834)	(24,408)
	Net increase (decrease)	74,940	127,235
	Net assets, beginning	566,379	439,144
	Net assets, ending	$641,319	$566,379

	Units sold	356	829
	Units redeemed	(891)	(1,415)
	Net increase (decrease)	(535)	(586)
	Units outstanding, beginning	11,549	12,135
	Units outstanding, ending	11,014	11,549

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,510,643
Cost of units redeemed/account charges			(23,411,040)
Net investment income (loss)			5,490
Net realized gain (loss)			6,185,097
Realized gain distributions			2,072,916
Net change in unrealized appreciation (depreciation)			278,213
Net assets			$641,319

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$58.23	11	$641	N/A	18.7%
12/31/2024	49.04	12	566	N/A	35.5%
12/31/2023	36.19	12	439	N/A	49.3%
12/31/2022	24.24	244	5,925	N/A	-38.5%
12/31/2021	39.42	246	9,713	N/A	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Equity Income Portfolio - 02-580

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,744,555	$5,190,933	198,717
Receivables: investments sold	364
Payables: investments purchased	-
Net assets	$5,744,919

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,744,919	158,510	$36.24

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$90,353
Net investment income (loss)			90,353

Gain (loss) on investments:
Net realized gain (loss)			74,327
Realized gain distributions			545,963
Net change in unrealized appreciation (depreciation)			34,651
Net gain (loss)			654,941

Increase (decrease) in net assets from operations			$745,294

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$90,353	$100,863
	Net realized gain (loss)	74,327	76,933
	Realized gain distributions	545,963	355,607
	Net change in unrealized appreciation (depreciation)	34,651	73,178

	Increase (decrease) in net assets from operations	745,294	606,581

	Contract owner transactions:
	Proceeds from units sold	142,694	148,202
	Cost of units redeemed	(404,431)	(399,877)
	Account charges	(204,384)	(220,000)
	Increase (decrease)	(466,121)	(471,675)
	Net increase (decrease)	279,173	134,906
	Net assets, beginning	5,465,746	5,330,840
	Net assets, ending	$5,744,919	$5,465,746

	Units sold	4,426	5,514
	Units redeemed	(18,381)	(20,939)
	Net increase (decrease)	(13,955)	(15,425)
	Units outstanding, beginning	172,465	187,890
	Units outstanding, ending	158,510	172,465

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,703,739
Cost of units redeemed/account charges			(27,642,175)
Net investment income (loss)			2,905,338
Net realized gain (loss)			1,783,703
Realized gain distributions			5,440,692
Net change in unrealized appreciation (depreciation)			553,622
Net assets			$5,744,919

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$36.24	159	$5,745	N/A	14.4%
12/31/2024	31.69	172	5,466	N/A	11.7%
12/31/2023	28.37	188	5,331	N/A	9.5%
12/31/2022	25.90	201	5,219	N/A	-3.3%
12/31/2021	26.80	222	5,937	N/A	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.9%
2023	2.0%
2022	1.8%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 02-585

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$692,426	$710,138	145,843
Receivables: investments sold	331
Payables: investments purchased	-
Net assets	$692,757

	Net Assets	Units Outstanding	Accumulation Unit Value
	$692,757	63,271	$10.95

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$30,088
Net investment income (loss)			30,088

Gain (loss) on investments:
Net realized gain (loss)			(1,940)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,799
Net gain (loss)			8,859

Increase (decrease) in net assets from operations			$38,947

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$30,088	$29,465
	Net realized gain (loss)	(1,940)	(3,331)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	10,799	7,815

	Increase (decrease) in net assets from operations	38,947	33,949

	Contract owner transactions:
	Proceeds from units sold	33,271	37,491
	Cost of units redeemed	(42,608)	(56,762)
	Account charges	(22,596)	(23,680)
	Increase (decrease)	(31,933)	(42,951)
	Net increase (decrease)	7,014	(9,002)
	Net assets, beginning	685,743	694,745
	Net assets, ending	$692,757	$685,743

	Units sold	3,438	3,765
	Units redeemed	(6,384)	(7,968)
	Net increase (decrease)	(2,946)	(4,203)
	Units outstanding, beginning	66,217	70,420
	Units outstanding, ending	63,271	66,217

	* Date of Fund Inception into Variable Account: 5 /1 /2000
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,123,931
Cost of units redeemed/account charges			(16,823,552)
Net investment income (loss)			1,452,061
Net realized gain (loss)			(111,780)
Realized gain distributions			69,809
Net change in unrealized appreciation (depreciation)			(17,712)
Net assets			$692,757

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.95	63	$693	N/A	5.7%
12/31/2024	10.36	66	686	N/A	5.0%
12/31/2023	9.87	70	695	N/A	4.9%
12/31/2022	9.40	80	756	N/A	-4.5%
12/31/2021	9.85	85	834	N/A	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	4.3%
2023	3.3%
2022	1.9%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS Discovery Val Port A Class - 02-378

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,697	$86,569	4,321
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$71,697

	Net Assets	Units Outstanding	Accumulation Unit Value
	$71,697	3,510	$20.43

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$646
Net investment income (loss)			646

Gain (loss) on investments:
Net realized gain (loss)			(2,519)
Realized gain distributions			8,362
Net change in unrealized appreciation (depreciation)			(4,827)
Net gain (loss)			1,016

Increase (decrease) in net assets from operations			$1,662

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$646	$1,301
	Net realized gain (loss)	(2,519)	(3,658)
	Realized gain distributions	8,362	7,411
	Net change in unrealized appreciation (depreciation)	(4,827)	11,918

	Increase (decrease) in net assets from operations	1,662	16,972

	Contract owner transactions:
	Proceeds from units sold	1,917	3,806
	Cost of units redeemed	(17,542)	(68,694)
	Account charges	(3,857)	(7,092)
	Increase (decrease)	(19,482)	(71,980)
	Net increase (decrease)	(17,820)	(55,008)
	Net assets, beginning	89,517	144,525
	Net assets, ending	$71,697	$89,517

	Units sold	104	224
	Units redeemed	(1,103)	(3,724)
	Net increase (decrease)	(999)	(3,500)
	Units outstanding, beginning	4,509	8,009
	Units outstanding, ending	3,510	4,509

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,522,816
Cost of units redeemed/account charges			(3,493,546)
Net investment income (loss)			46,188
Net realized gain (loss)			749,522
Realized gain distributions			261,589
Net change in unrealized appreciation (depreciation)			(14,872)
Net assets			$71,697

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$20.43	4	$72	N/A	2.9%
12/31/2024	19.85	5	90	N/A	10.0%
12/31/2023	18.04	8	145	N/A	17.2%
12/31/2022	15.40	11	170	N/A	-15.6%
12/31/2021	18.25	11	210	N/A	35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.1%
2023	1.0%
2022	1.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS International Value Portfolio A Class - 02-377

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,090	$21,603	1,677
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$35,090

	Net Assets	Units Outstanding	Accumulation Unit Value
	$35,090	4,932	$7.11

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$792
Net investment income (loss)			792

Gain (loss) on investments:
Net realized gain (loss)			173
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,427
Net gain (loss)			9,600

Increase (decrease) in net assets from operations			$10,392

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$792	$686
	Net realized gain (loss)	173	66
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	9,427	460

	Increase (decrease) in net assets from operations	10,392	1,212

	Contract owner transactions:
	Proceeds from units sold	410	467
	Cost of units redeemed	(246)	(35)
	Account charges	(529)	(451)
	Increase (decrease)	(365)	(19)
	Net increase (decrease)	10,027	1,193
	Net assets, beginning	25,063	23,870
	Net assets, ending	$35,090	$25,063

	Units sold	66	93
	Units redeemed	(126)	(96)
	Net increase (decrease)	(60)	(3)
	Units outstanding, beginning	4,992	4,995
	Units outstanding, ending	4,932	4,992

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,535,761
Cost of units redeemed/account charges			(5,207,168)
Net investment income (loss)			132,133
Net realized gain (loss)			(1,439,123)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,487
Net assets			$35,090

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.11	5	$35	N/A	41.7%
12/31/2024	5.02	5	25	N/A	5.1%
12/31/2023	4.78	5	24	N/A	15.1%
12/31/2022	4.15	5	21	N/A	-13.6%
12/31/2021	4.80	5	24	N/A	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.8%
2023	0.8%
2022	4.3%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust LVIP American Century Ultra Fund I Class - 02-122

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,526	$47,297	1,764
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$55,579

	Net Assets	Units Outstanding	Accumulation Unit Value
	$55,579	1,043	$53.27

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			5,496
Realized gain distributions			6,154
Net change in unrealized appreciation (depreciation)			(2,455)
Net gain (loss)			9,195

Increase (decrease) in net assets from operations			$9,195

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	5,496	6,762
	Realized gain distributions	6,154	3,817
	Net change in unrealized appreciation (depreciation)	(2,455)	1,691

	Increase (decrease) in net assets from operations	9,195	12,270

	Contract owner transactions:
	Proceeds from units sold	18,046	20,492
	Cost of units redeemed	(22,320)	(23,017)
	Account charges	(1,949)	(1,593)
	Increase (decrease)	(6,223)	(4,118)
	Net increase (decrease)	2,972	8,152
	Net assets, beginning	52,607	44,455
	Net assets, ending	$55,579	$52,607

	Units sold	398	503
	Units redeemed	(469)	(602)
	Net increase (decrease)	(71)	(99)
	Units outstanding, beginning	1,114	1,213
	Units outstanding, ending	1,043	1,114

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,611,597
Cost of units redeemed/account charges			(1,766,825)
Net investment income (loss)			1,574
Net realized gain (loss)			115,505
Realized gain distributions			85,499
Net change in unrealized appreciation (depreciation)			8,229
Net assets			$55,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$53.27	1	$56	N/A	12.8%
12/31/2024	47.20	1	53	N/A	28.8%
12/31/2023	36.65	1	44	N/A	43.5%
12/31/2022	25.54	2	49	N/A	-32.4%
12/31/2021	37.77	4	150	N/A	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust LVIP American Century Mid Cap Value Fund II Class - 02-397

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$163,822	$171,015	8,449
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$163,875

	Net Assets	Units Outstanding	Accumulation Unit Value
	$163,875	5,178	$31.65

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,630
Net investment income (loss)			2,630

Gain (loss) on investments:
Net realized gain (loss)			(100)
Realized gain distributions			13,091
Net change in unrealized appreciation (depreciation)			(2,323)
Net gain (loss)			10,668

Increase (decrease) in net assets from operations			$13,298

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,630	$3,617
	Net realized gain (loss)	(100)	(96)
	Realized gain distributions	13,091	6,975
	Net change in unrealized appreciation (depreciation)	(2,323)	1,577

	Increase (decrease) in net assets from operations	13,298	12,073

	Contract owner transactions:
	Proceeds from units sold	2,911	2,996
	Cost of units redeemed	(1,848)	(1,621)
	Account charges	(3,190)	(3,229)
	Increase (decrease)	(2,127)	(1,854)
	Net increase (decrease)	11,171	10,219
	Net assets, beginning	152,704	142,485
	Net assets, ending	$163,875	$152,704

	Units sold	98	107
	Units redeemed	(171)	(173)
	Net increase (decrease)	(73)	(66)
	Units outstanding, beginning	5,251	5,317
	Units outstanding, ending	5,178	5,251

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$370,908
Cost of units redeemed/account charges			(299,486)
Net investment income (loss)			19,585
Net realized gain (loss)			13,200
Realized gain distributions			66,861
Net change in unrealized appreciation (depreciation)			(7,193)
Net assets			$163,875

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$31.65	5	$164	N/A	8.8%
12/31/2024	29.08	5	153	N/A	8.5%
12/31/2023	26.80	5	142	N/A	6.0%
12/31/2022	25.27	6	151	N/A	-1.4%
12/31/2021	25.63	3	77	N/A	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.5%
2023	2.1%
2022	1.9%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust LVIP American Century Capital Appreciation Fund I Class - 02-410

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$341,842	$324,337	22,542
Receivables: investments sold	-
Payables: investments purchased	(92)
Net assets	$341,750

	Net Assets	Units Outstanding	Accumulation Unit Value
	$341,750	6,085	$56.16

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			627
Realized gain distributions			54,969
Net change in unrealized appreciation (depreciation)			(34,022)
Net gain (loss)			21,574

Increase (decrease) in net assets from operations			$21,574

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	627	549
	Realized gain distributions	54,969	17,723
	Net change in unrealized appreciation (depreciation)	(34,022)	45,979

	Increase (decrease) in net assets from operations	21,574	64,251

	Contract owner transactions:
	Proceeds from units sold	6,157	6,963
	Cost of units redeemed	(189)	(3,468)
	Account charges	(6,672)	(6,249)
	Increase (decrease)	(704)	(2,754)
	Net increase (decrease)	20,870	61,497
	Net assets, beginning	320,880	259,383
	Net assets, ending	$341,750	$320,880

	Units sold	111	145
	Units redeemed	(124)	(207)
	Net increase (decrease)	(13)	(62)
	Units outstanding, beginning	6,098	6,160
	Units outstanding, ending	6,085	6,098

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$417,815
Cost of units redeemed/account charges			(373,662)
Net investment income (loss)			6,798
Net realized gain (loss)			12,392
Realized gain distributions			260,902
Net change in unrealized appreciation (depreciation)			17,505
Net assets			$341,750

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$56.16	6	$342	N/A	6.7%
12/31/2024	52.62	6	321	N/A	25.0%
12/31/2023	42.11	6	259	N/A	20.7%
12/31/2022	34.89	6	215	N/A	-28.1%
12/31/2021	48.53	7	350	N/A	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust LVIP American Century Disciplined Core Value Fund I Class - 02-425

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,551,555	$1,508,893	160,293
Receivables: investments sold	86
Payables: investments purchased	-
Net assets	$1,551,641

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,551,641	58,916	$26.34

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$25,623
Net investment income (loss)			25,623

Gain (loss) on investments:
Net realized gain (loss)			(6,211)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			198,211
Net gain (loss)			192,000

Increase (decrease) in net assets from operations			$217,623

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$25,623	$21,336
	Net realized gain (loss)	(6,211)	7,273
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	198,211	167,983

	Increase (decrease) in net assets from operations	217,623	196,592

	Contract owner transactions:
	Proceeds from units sold	34,761	59,117
	Cost of units redeemed	(256,804)	(111,972)
	Account charges	(53,935)	(56,172)
	Increase (decrease)	(275,978)	(109,027)
	Net increase (decrease)	(58,355)	87,565
	Net assets, beginning	1,609,996	1,522,431
	Net assets, ending	$1,551,641	$1,609,996

	Units sold	1,504	4,802
	Units redeemed	(12,802)	(9,676)
	Net increase (decrease)	(11,298)	(4,874)
	Units outstanding, beginning	70,214	75,088
	Units outstanding, ending	58,916	70,214

	* Date of Fund Inception into Variable Account: 5 /30 /1999
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,644,185
Cost of units redeemed/account charges			(29,681,621)
Net investment income (loss)			1,682,877
Net realized gain (loss)			(455,841)
Realized gain distributions			5,319,379
Net change in unrealized appreciation (depreciation)			42,662
Net assets			$1,551,641

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$26.34	59	$1,552	N/A	14.9%
12/31/2024	22.93	70	1,610	N/A	13.1%
12/31/2023	20.28	75	1,522	N/A	8.7%
12/31/2022	18.66	295	5,505	N/A	-12.7%
12/31/2021	21.38	343	7,327	N/A	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.4%
2023	1.1%
2022	1.6%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust LVIP American Century International Fund I Class - 02-420

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,572,723	$1,360,814	128,446
Receivables: investments sold	110
Payables: investments purchased	-
Net assets	$1,572,833

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,572,833	89,061	$17.66

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,559
Net investment income (loss)			18,559

Gain (loss) on investments:
Net realized gain (loss)			1,163,614
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			33,133
Net gain (loss)			1,196,747

Increase (decrease) in net assets from operations			$1,215,306

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$18,559	$148,841
	Net realized gain (loss)	1,163,614	13,494
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	33,133	101,553

	Increase (decrease) in net assets from operations	1,215,306	263,888

	Contract owner transactions:
	Proceeds from units sold	166,252	333,822
	Cost of units redeemed	(8,287,275)	(666,607)
	Account charges	(173,212)	(353,822)
	Increase (decrease)	(8,294,235)	(686,607)
	Net increase (decrease)	(7,078,929)	(422,719)
	Net assets, beginning	8,651,762	9,074,481
	Net assets, ending	$1,572,833	$8,651,762

	Units sold	12,734	24,626
	Units redeemed	(491,886)	(67,914)
	Net increase (decrease)	(479,152)	(43,288)
	Units outstanding, beginning	568,213	611,501
	Units outstanding, ending	89,061	568,213

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$30,767,339
Cost of units redeemed/account charges			(34,760,485)
Net investment income (loss)			1,145,844
Net realized gain (loss)			1,446,452
Realized gain distributions			2,761,774
Net change in unrealized appreciation (depreciation)			211,909
Net assets			$1,572,833

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$17.66	89	$1,573	N/A	16.0%
12/31/2024	15.23	568	8,652	N/A	2.6%
12/31/2023	14.84	612	9,074	N/A	12.6%
12/31/2022	13.18	594	7,831	N/A	-24.8%
12/31/2021	17.52	593	10,381	N/A	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	1.7%
2023	1.3%
2022	1.3%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 02-520

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,490	$85,186	2,965
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$78,490

	Net Assets	Units Outstanding	Accumulation Unit Value
	$78,490	3,636	$21.59

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$291
Net investment income (loss)			291

Gain (loss) on investments:
Net realized gain (loss)			(317)
Realized gain distributions			4,665
Net change in unrealized appreciation (depreciation)			(3,483)
Net gain (loss)			865

Increase (decrease) in net assets from operations			$1,156

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$291	$90
	Net realized gain (loss)	(317)	(924)
	Realized gain distributions	4,665	713
	Net change in unrealized appreciation (depreciation)	(3,483)	7,645

	Increase (decrease) in net assets from operations	1,156	7,524

	Contract owner transactions:
	Proceeds from units sold	7,342	5,328
	Cost of units redeemed	(3,235)	(9,356)
	Account charges	(2,775)	(2,813)
	Increase (decrease)	1,332	(6,841)
	Net increase (decrease)	2,488	683
	Net assets, beginning	76,002	75,319
	Net assets, ending	$78,490	$76,002

	Units sold	346	268
	Units redeemed	(282)	(598)
	Net increase (decrease)	64	(330)
	Units outstanding, beginning	3,572	3,902
	Units outstanding, ending	3,636	3,572

	* Date of Fund Inception into Variable Account: 5 /28 /2004
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$879,989
Cost of units redeemed/account charges			(916,327)
Net investment income (loss)			2,899
Net realized gain (loss)			25,595
Realized gain distributions			93,030
Net change in unrealized appreciation (depreciation)			(6,696)
Net assets			$78,490

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$21.59	4	$78	N/A	1.5%
12/31/2024	21.28	4	76	N/A	10.2%
12/31/2023	19.30	4	75	N/A	11.6%
12/31/2022	17.29	4	68	N/A	-19.5%
12/31/2021	21.47	5	104	N/A	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.1%
2023	0.2%
2022	0.0%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$388,272	$398,699	22,201
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$388,302

	Net Assets	Units Outstanding	Accumulation Unit Value
	$388,302	6,724	$57.75

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(2,027)
Realized gain distributions			163,275
Net change in unrealized appreciation (depreciation)			(76,211)
Net gain (loss)			85,037

Increase (decrease) in net assets from operations			$85,037

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	(2,027)	8,401
	Realized gain distributions	163,275	-
	Net change in unrealized appreciation (depreciation)	(76,211)	57,335

	Increase (decrease) in net assets from operations	85,037	65,736

	Contract owner transactions:
	Proceeds from units sold	5,169	3,719
	Cost of units redeemed	(588)	(23,960)
	Account charges	(9,565)	(8,945)
	Increase (decrease)	(4,984)	(29,186)
	Net increase (decrease)	80,053	36,550
	Net assets, beginning	308,249	271,699
	Net assets, ending	$388,302	$308,249

	Units sold	103	115
	Units redeemed	(204)	(833)
	Net increase (decrease)	(101)	(718)
	Units outstanding, beginning	6,825	7,543
	Units outstanding, ending	6,724	6,825

	* Date of Fund Inception into Variable Account: 5 /28 /2004
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,385,730
Cost of units redeemed/account charges			(2,489,933)
Net investment income (loss)			312
Net realized gain (loss)			155,901
Realized gain distributions			346,719
Net change in unrealized appreciation (depreciation)			(10,427)
Net assets			$388,302

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$57.75	7	$388	N/A	27.9%
12/31/2024	45.16	7	308	N/A	25.4%
12/31/2023	36.02	8	272	N/A	59.0%
12/31/2022	22.65	8	173	N/A	-46.5%
12/31/2021	42.36	9	367	N/A	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,882	$17,960	937
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$16,882

	Net Assets	Units Outstanding	Accumulation Unit Value
	$16,882	518	$32.62

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$275
Net investment income (loss)			275

Gain (loss) on investments:
Net realized gain (loss)			(1,866)
Realized gain distributions			2,095
Net change in unrealized appreciation (depreciation)			(175)
Net gain (loss)			54

Increase (decrease) in net assets from operations			$329

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$275	$1,049
	Net realized gain (loss)	(1,866)	(1,177)
	Realized gain distributions	2,095	2,055
	Net change in unrealized appreciation (depreciation)	(175)	7,897

	Increase (decrease) in net assets from operations	329	9,824

	Contract owner transactions:
	Proceeds from units sold	225	2,251
	Cost of units redeemed	(15,945)	(75,739)
	Account charges	(1,583)	(4,647)
	Increase (decrease)	(17,303)	(78,135)
	Net increase (decrease)	(16,974)	(68,311)
	Net assets, beginning	33,856	102,167
	Net assets, ending	$16,882	$33,856

	Units sold	11	78
	Units redeemed	(587)	(2,547)
	Net increase (decrease)	(576)	(2,469)
	Units outstanding, beginning	1,094	3,563
	Units outstanding, ending	518	1,094

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$202,120
Cost of units redeemed/account charges			(215,952)
Net investment income (loss)			4,260
Net realized gain (loss)			(578)
Realized gain distributions			28,110
Net change in unrealized appreciation (depreciation)			(1,078)
Net assets			$16,882

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$32.62	1	$17	N/A	5.4%
12/31/2024	30.96	1	34	N/A	8.0%
12/31/2023	28.68	4	102	N/A	15.4%
12/31/2022	24.85	4	101	N/A	-16.6%
12/31/2021	29.82	4	123	N/A	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.5%
2023	1.1%
2022	0.9%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,622	$21,146	630
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$20,622

	Net Assets	Units Outstanding	Accumulation Unit Value
	$20,622	622	$33.13

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24
Net investment income (loss)			24

Gain (loss) on investments:
Net realized gain (loss)			(416)
Realized gain distributions			2,341
Net change in unrealized appreciation (depreciation)			(571)
Net gain (loss)			1,354

Increase (decrease) in net assets from operations			$1,378

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$24	$31
	Net realized gain (loss)	(416)	(18)
	Realized gain distributions	2,341	1,289
	Net change in unrealized appreciation (depreciation)	(571)	765

	Increase (decrease) in net assets from operations	1,378	2,067

	Contract owner transactions:
	Proceeds from units sold	7,308	1,742
	Cost of units redeemed	(1,903)	(3,994)
	Account charges	(1,050)	(1,213)
	Increase (decrease)	4,355	(3,465)
	Net increase (decrease)	5,733	(1,398)
	Net assets, beginning	14,889	16,287
	Net assets, ending	$20,622	$14,889

	Units sold	225	59
	Units redeemed	(96)	(173)
	Net increase (decrease)	129	(114)
	Units outstanding, beginning	493	607
	Units outstanding, ending	622	493

	* Date of Fund Inception into Variable Account: 5 /28 /2004
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$240,406
Cost of units redeemed/account charges			(269,759)
Net investment income (loss)			6,973
Net realized gain (loss)			4,607
Realized gain distributions			38,919
Net change in unrealized appreciation (depreciation)			(524)
Net assets			$20,622

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$33.13	1	$21	N/A	9.8%
12/31/2024	30.18	0	15	N/A	12.5%
12/31/2023	26.83	1	16	N/A	20.7%
12/31/2022	22.24	1	14	N/A	-18.3%
12/31/2021	27.20	1	31	N/A	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.2%
2023	0.5%
2022	0.4%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$377,624	$340,956	31,080
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$377,624

	Net Assets	Units Outstanding	Accumulation Unit Value
	$377,624	24,411	$15.47

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,198
Net investment income (loss)			12,198

Gain (loss) on investments:
Net realized gain (loss)			4,520
Realized gain distributions			5,227
Net change in unrealized appreciation (depreciation)			15,592
Net gain (loss)			25,339

Increase (decrease) in net assets from operations			$37,537

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$12,198	$14,754
	Net realized gain (loss)	4,520	737
	Realized gain distributions	5,227	345
	Net change in unrealized appreciation (depreciation)	15,592	5,349

	Increase (decrease) in net assets from operations	37,537	21,185

	Contract owner transactions:
	Proceeds from units sold	4,638	4,336
	Cost of units redeemed	(63,309)	(776)
	Account charges	(11,057)	(11,987)
	Increase (decrease)	(69,728)	(8,427)
	Net increase (decrease)	(32,191)	12,758
	Net assets, beginning	409,815	397,057
	Net assets, ending	$377,624	$409,815

	Units sold	311	311
	Units redeemed	(5,182)	(925)
	Net increase (decrease)	(4,871)	(614)
	Units outstanding, beginning	29,282	29,896
	Units outstanding, ending	24,411	29,282

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$445,995
Cost of units redeemed/account charges			(162,151)
Net investment income (loss)			41,837
Net realized gain (loss)			2,997
Realized gain distributions			12,278
Net change in unrealized appreciation (depreciation)			36,668
Net assets			$377,624

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$15.47	24	$378	N/A	10.5%
12/31/2024	14.00	29	410	N/A	5.4%
12/31/2023	13.28	30	397	N/A	9.5%
12/31/2022	12.13	1	15	N/A	-13.5%
12/31/2021	14.03	1	17	N/A	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.7%
2023	5.1%
2022	2.1%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$426,376	$437,785	35,590
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$426,376

	Net Assets	Units Outstanding	Accumulation Unit Value
	$426,376	24,759	$17.22

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,580
Net investment income (loss)			12,580

Gain (loss) on investments:
Net realized gain (loss)			(523)
Realized gain distributions			15,455
Net change in unrealized appreciation (depreciation)			18,262
Net gain (loss)			33,194

Increase (decrease) in net assets from operations			$45,774

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$12,580	$12,652
	Net realized gain (loss)	(523)	(578)
	Realized gain distributions	15,455	11,457
	Net change in unrealized appreciation (depreciation)	18,262	730

	Increase (decrease) in net assets from operations	45,774	24,261

	Contract owner transactions:
	Proceeds from units sold	1	-
	Cost of units redeemed	-	-
	Account charges	(9,219)	(8,748)
	Increase (decrease)	(9,218)	(8,748)
	Net increase (decrease)	36,556	15,513
	Net assets, beginning	389,820	374,307
	Net assets, ending	$426,376	$389,820

	Units sold	-	-
	Units redeemed	(565)	(577)
	Net increase (decrease)	(565)	(577)
	Units outstanding, beginning	25,324	25,901
	Units outstanding, ending	24,759	25,324

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,371,927
Cost of units redeemed/account charges			(9,311,402)
Net investment income (loss)			118,526
Net realized gain (loss)			92,533
Realized gain distributions			166,201
Net change in unrealized appreciation (depreciation)			(11,409)
Net assets			$426,376

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$17.22	25	$426	N/A	11.9%
12/31/2024	15.39	25	390	N/A	6.5%
12/31/2023	14.45	26	374	N/A	11.0%
12/31/2022	13.02	26	345	N/A	-14.6%
12/31/2021	15.25	27	419	N/A	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.3%
2023	3.6%
2022	2.1%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,780	$165,551	13,030
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$172,780

	Net Assets	Units Outstanding	Accumulation Unit Value
	$172,780	9,261	$18.66

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,961
Net investment income (loss)			4,961

Gain (loss) on investments:
Net realized gain (loss)			4,510
Realized gain distributions			14,942
Net change in unrealized appreciation (depreciation)			7,589
Net gain (loss)			27,041

Increase (decrease) in net assets from operations			$32,002

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$4,961	$7,848
	Net realized gain (loss)	4,510	73
	Realized gain distributions	14,942	7,478
	Net change in unrealized appreciation (depreciation)	7,589	4,385

	Increase (decrease) in net assets from operations	32,002	19,784

	Contract owner transactions:
	Proceeds from units sold	6,050	7,791
	Cost of units redeemed	(129,423)	-
	Account charges	(9,367)	(11,058)
	Increase (decrease)	(132,740)	(3,267)
	Net increase (decrease)	(100,738)	16,517
	Net assets, beginning	273,518	257,001
	Net assets, ending	$172,780	$273,518

	Units sold	383	482
	Units redeemed	(7,737)	(683)
	Net increase (decrease)	(7,354)	(201)
	Units outstanding, beginning	16,615	16,816
	Units outstanding, ending	9,261	16,615

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$980,007
Cost of units redeemed/account charges			(1,091,176)
Net investment income (loss)			88,711
Net realized gain (loss)			52,332
Realized gain distributions			135,677
Net change in unrealized appreciation (depreciation)			7,229
Net assets			$172,780

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$18.66	9	$173	N/A	13.3%
12/31/2024	16.46	17	274	N/A	7.7%
12/31/2023	15.28	17	257	N/A	12.4%
12/31/2022	13.60	18	241	N/A	-15.7%
12/31/2021	16.13	18	298	N/A	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	3.0%
2023	3.2%
2022	2.0%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$247,045	$208,317	14,320
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$247,035

	Net Assets	Units Outstanding	Accumulation Unit Value
	$247,035	11,860	$20.83

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,224
Net investment income (loss)			6,224

Gain (loss) on investments:
Net realized gain (loss)			3,303
Realized gain distributions			8,577
Net change in unrealized appreciation (depreciation)			14,870
Net gain (loss)			26,750

Increase (decrease) in net assets from operations			$32,974

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$6,224	$6,053
	Net realized gain (loss)	3,303	6,923
	Realized gain distributions	8,577	444
	Net change in unrealized appreciation (depreciation)	14,870	9,162

	Increase (decrease) in net assets from operations	32,974	22,582

	Contract owner transactions:
	Proceeds from units sold	4,374	5,452
	Cost of units redeemed	(13,674)	(40,410)
	Account charges	(10,910)	(12,024)
	Increase (decrease)	(20,210)	(46,982)
	Net increase (decrease)	12,764	(24,400)
	Net assets, beginning	234,271	258,671
	Net assets, ending	$247,035	$234,271

	Units sold	230	312
	Units redeemed	(1,258)	(2,859)
	Net increase (decrease)	(1,028)	(2,547)
	Units outstanding, beginning	12,888	15,435
	Units outstanding, ending	11,860	12,888

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,639,464
Cost of units redeemed/account charges			(1,573,492)
Net investment income (loss)			49,026
Net realized gain (loss)			40,987
Realized gain distributions			52,322
Net change in unrealized appreciation (depreciation)			38,728
Net assets			$247,035

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$20.83	12	$247	N/A	14.6%
12/31/2024	18.18	13	234	N/A	8.5%
12/31/2023	16.76	15	259	N/A	13.6%
12/31/2022	14.75	7	110	N/A	-16.4%
12/31/2021	17.65	8	136	N/A	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.5%
2023	3.1%
2022	1.9%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,626	$118,978	8,858
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$156,626

	Net Assets	Units Outstanding	Accumulation Unit Value
	$156,626	7,030	$22.28

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,570
Net investment income (loss)			3,570

Gain (loss) on investments:
Net realized gain (loss)			2,087
Realized gain distributions			6,267
Net change in unrealized appreciation (depreciation)			9,277
Net gain (loss)			17,631

Increase (decrease) in net assets from operations			$21,201

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3,570	$3,195
	Net realized gain (loss)	2,087	10,833
	Realized gain distributions	6,267	293
	Net change in unrealized appreciation (depreciation)	9,277	333

	Increase (decrease) in net assets from operations	21,201	14,654

	Contract owner transactions:
	Proceeds from units sold	7,861	5,380
	Cost of units redeemed	(1,618)	(39,999)
	Account charges	(7,677)	(7,174)
	Increase (decrease)	(1,434)	(41,793)
	Net increase (decrease)	19,767	(27,139)
	Net assets, beginning	136,859	163,998
	Net assets, ending	$156,626	$136,859

	Units sold	388	283
	Units redeemed	(454)	(2,490)
	Net increase (decrease)	(66)	(2,207)
	Units outstanding, beginning	7,096	9,303
	Units outstanding, ending	7,030	7,096

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$431,413
Cost of units redeemed/account charges			(465,645)
Net investment income (loss)			44,729
Net realized gain (loss)			39,699
Realized gain distributions			68,782
Net change in unrealized appreciation (depreciation)			37,648
Net assets			$156,626

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$22.28	7	$157	N/A	15.5%
12/31/2024	19.29	7	137	N/A	9.4%
12/31/2023	17.63	9	164	N/A	14.7%
12/31/2022	15.37	11	162	N/A	-16.9%
12/31/2021	18.49	11	197	N/A	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	2.1%
2023	2.4%
2022	1.9%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 02-164

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$993	$950	84
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$993

	Net Assets	Units Outstanding	Accumulation Unit Value
	$993	83	$11.90

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$65
Net investment income (loss)			65

Gain (loss) on investments:
Net realized gain (loss)			26
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			192
Net gain (loss)			219

Increase (decrease) in net assets from operations			$284

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$65	$353
	Net realized gain (loss)	26	-
	Realized gain distributions	1	5
	Net change in unrealized appreciation (depreciation)	192	55

	Increase (decrease) in net assets from operations	284	413

	Contract owner transactions:
	Proceeds from units sold	64	78
	Cost of units redeemed	(8,914)	-
	Account charges	(45)	(179)
	Increase (decrease)	(8,895)	(101)
	Net increase (decrease)	(8,611)	312
	Net assets, beginning	9,604	9,292
	Net assets, ending	$993	$9,604

	Units sold	6	7
	Units redeemed	(808)	(16)
	Net increase (decrease)	(802)	(9)
	Units outstanding, beginning	885	894
	Units outstanding, ending	83	885

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$120,558
Cost of units redeemed/account charges			(137,769)
Net investment income (loss)			8,719
Net realized gain (loss)			4,873
Realized gain distributions			4,569
Net change in unrealized appreciation (depreciation)			43
Net assets			$993

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$11.90	0	$1	N/A	9.6%
12/31/2024	10.85	1	10	N/A	4.5%
12/31/2023	10.39	1	9	N/A	7.9%
12/31/2022	9.63	1	9	N/A	-12.0%
12/31/2021	10.94	1	10	N/A	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	3.7%
2023	4.3%
2022	2.2%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Growth Portfolio Initial Class - 02-210

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,245,488	$14,180,683	166,248
Receivables: investments sold	272
Payables: investments purchased	-
Net assets	$16,245,760

	Net Assets	Units Outstanding	Accumulation Unit Value
	$16,245,760	245,705	$66.12

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$45,461
Net investment income (loss)			45,461

Gain (loss) on investments:
Net realized gain (loss)			852,531
Realized gain distributions			2,042,421
Net change in unrealized appreciation (depreciation)			(644,032)
Net gain (loss)			2,250,920

Increase (decrease) in net assets from operations			$2,296,381

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$45,461	$147
	Net realized gain (loss)	852,531	655,332
	Realized gain distributions	2,042,421	3,706,878
	Net change in unrealized appreciation (depreciation)	(644,032)	53,085

	Increase (decrease) in net assets from operations	2,296,381	4,415,442

	Contract owner transactions:
	Proceeds from units sold	416,547	530,905
	Cost of units redeemed	(3,492,178)	(1,853,073)
	Account charges	(578,262)	(634,991)
	Increase (decrease)	(3,653,893)	(1,957,159)
	Net increase (decrease)	(1,357,512)	2,458,283
	Net assets, beginning	17,603,272	15,144,989
	Net assets, ending	$16,245,760	$17,603,272

	Units sold	8,966	10,315
	Units redeemed	(69,162)	(47,577)
	Net increase (decrease)	(60,196)	(37,262)
	Units outstanding, beginning	305,901	343,163
	Units outstanding, ending	245,705	305,901

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$35,174,993
Cost of units redeemed/account charges			(36,096,433)
Net investment income (loss)			702,239
Net realized gain (loss)			3,129,374
Realized gain distributions			11,270,782
Net change in unrealized appreciation (depreciation)			2,064,805
Net assets			$16,245,760

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$66.12	246	$16,246	N/A	14.9%
12/31/2024	57.55	306	17,603	N/A	30.4%
12/31/2023	44.13	343	15,145	N/A	36.2%
12/31/2022	32.39	174	5,641	N/A	-24.5%
12/31/2021	42.88	187	7,998	N/A	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.0%
2023	0.2%
2022	0.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP High Income Portfolio Initial Class - 02-215

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,122,412	$2,245,584	434,930
Receivables: investments sold	47
Payables: investments purchased	-
Net assets	$2,122,459

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,122,459	143,764	$14.76

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$133,801
Net investment income (loss)			133,801

Gain (loss) on investments:
Net realized gain (loss)			(9,385)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			79,024
Net gain (loss)			69,639

Increase (decrease) in net assets from operations			$203,440

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$133,801	$119,305
	Net realized gain (loss)	(9,385)	(13,749)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	79,024	63,550

	Increase (decrease) in net assets from operations	203,440	169,106

	Contract owner transactions:
	Proceeds from units sold	105,084	146,424
	Cost of units redeemed	(126,333)	(95,373)
	Account charges	(79,740)	(82,221)
	Increase (decrease)	(100,989)	(31,170)
	Net increase (decrease)	102,451	137,936
	Net assets, beginning	2,020,008	1,882,072
	Net assets, ending	$2,122,459	$2,020,008

	Units sold	8,927	11,939
	Units redeemed	(16,165)	(14,250)
	Net increase (decrease)	(7,238)	(2,311)
	Units outstanding, beginning	151,002	153,313
	Units outstanding, ending	143,764	151,002

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,169,402
Cost of units redeemed/account charges			(6,827,737)
Net investment income (loss)			2,341,739
Net realized gain (loss)			(437,773)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(123,172)
Net assets			$2,122,459

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$14.76	144	$2,122	N/A	10.4%
12/31/2024	13.38	151	2,020	N/A	9.0%
12/31/2023	12.28	153	1,882	N/A	10.5%
12/31/2022	11.11	172	1,916	N/A	-11.4%
12/31/2021	12.54	198	2,483	N/A	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.5%
2024	6.1%
2023	5.5%
2022	4.7%
2021	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 02-225

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,852,234	$4,576,449	20,984
Receivables: investments sold	571
Payables: investments purchased	-
Net assets	$13,852,805

	Net Assets	Units Outstanding	Accumulation Unit Value
	$13,852,805	280,704	$49.35

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$149,446
Net investment income (loss)			149,446

Gain (loss) on investments:
Net realized gain (loss)			740,439
Realized gain distributions			66,270
Net change in unrealized appreciation (depreciation)			1,222,500
Net gain (loss)			2,029,209

Increase (decrease) in net assets from operations			$2,178,655

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$149,446	$158,635
	Net realized gain (loss)	740,439	2,153,012
	Realized gain distributions	66,270	7,272
	Net change in unrealized appreciation (depreciation)	1,222,500	541,922

	Increase (decrease) in net assets from operations	2,178,655	2,860,841

	Contract owner transactions:
	Proceeds from units sold	377,755	303,517
	Cost of units redeemed	(861,720)	(3,226,650)
	Account charges	(363,374)	(359,149)
	Increase (decrease)	(847,339)	(3,282,282)
	Net increase (decrease)	1,331,316	(421,441)
	Net assets, beginning	12,521,489	12,942,930
	Net assets, ending	$13,852,805	$12,521,489

	Units sold	10,348	9,674
	Units redeemed	(28,473)	(96,639)
	Net increase (decrease)	(18,125)	(86,965)
	Units outstanding, beginning	298,829	385,794
	Units outstanding, ending	280,704	298,829

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$49,890,641
Cost of units redeemed/account charges			(61,226,862)
Net investment income (loss)			4,872,899
Net realized gain (loss)			9,247,941
Realized gain distributions			1,792,401
Net change in unrealized appreciation (depreciation)			9,275,785
Net assets			$13,852,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$49.35	281	$13,853	N/A	17.8%
12/31/2024	41.90	299	12,521	N/A	24.9%
12/31/2023	33.55	386	12,943	N/A	26.2%
12/31/2022	26.59	409	10,866	N/A	-18.2%
12/31/2021	32.51	453	14,717	N/A	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.2%
2023	1.5%
2022	1.4%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Government Money Market Portfolio Initial Class - 02-250

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$819,851	$825,815	819,955
Receivables: investments sold	105
Payables: investments purchased	-
Net assets	$819,956

	Net Assets	Units Outstanding	Accumulation Unit Value
	$819,956	450,555	$1.82

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$32,938
Net investment income (loss)			32,938

Gain (loss) on investments:
Net realized gain (loss)			(309)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			308
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$32,937

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$32,938	$35,843
	Net realized gain (loss)	(309)	(563)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	308	565

	Increase (decrease) in net assets from operations	32,937	35,845

	Contract owner transactions:
	Proceeds from units sold	20,552	125,268
	Cost of units redeemed	(14,376)	(36,417)
	Account charges	(29,939)	(28,253)
	Increase (decrease)	(23,763)	60,598
	Net increase (decrease)	9,174	96,443
	Net assets, beginning	810,782	714,339
	Net assets, ending	$819,956	$810,782

	Units sold	12,049	72,589
	Units redeemed	(25,356)	(38,312)
	Net increase (decrease)	(13,307)	34,277
	Units outstanding, beginning	463,862	429,585
	Units outstanding, ending	450,555	463,862

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$21,064,451
Cost of units redeemed/account charges			(20,842,878)
Net investment income (loss)			597,541
Net realized gain (loss)			5,967
Realized gain distributions			839
Net change in unrealized appreciation (depreciation)			(5,964)
Net assets			$819,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	451	$820	N/A	4.1%
12/31/2024	1.75	464	811	N/A	5.1%
12/31/2023	1.66	430	714	N/A	4.9%
12/31/2022	1.58	424	672	N/A	1.4%
12/31/2021	1.56	438	684	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	4.7%
2023	4.8%
2022	1.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 02-220

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,675,575	$1,316,327	60,892
Receivables: investments sold	190
Payables: investments purchased	-
Net assets	$1,675,765

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,675,765	83,481	$20.07

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26,071
Net investment income (loss)			26,071

Gain (loss) on investments:
Net realized gain (loss)			42,794
Realized gain distributions			145,090
Net change in unrealized appreciation (depreciation)			80,655
Net gain (loss)			268,539

Increase (decrease) in net assets from operations			$294,610

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$26,071	$25,621
	Net realized gain (loss)	42,794	48,436
	Realized gain distributions	145,090	70,644
	Net change in unrealized appreciation (depreciation)	80,655	(63,685)

	Increase (decrease) in net assets from operations	294,610	81,016

	Contract owner transactions:
	Proceeds from units sold	65,152	84,472
	Cost of units redeemed	(109,076)	(132,380)
	Account charges	(61,031)	(75,863)
	Increase (decrease)	(104,955)	(123,771)
	Net increase (decrease)	189,655	(42,755)
	Net assets, beginning	1,486,110	1,528,865
	Net assets, ending	$1,675,765	$1,486,110

	Units sold	3,851	6,024
	Units redeemed	(9,498)	(13,222)
	Net increase (decrease)	(5,647)	(7,198)
	Units outstanding, beginning	89,128	96,326
	Units outstanding, ending	83,481	89,128

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$29,270,625
Cost of units redeemed/account charges			(30,034,598)
Net investment income (loss)			808,533
Net realized gain (loss)			(159,355)
Realized gain distributions			1,431,312
Net change in unrealized appreciation (depreciation)			359,248
Net assets			$1,675,765

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$20.07	83	$1,676	N/A	20.4%
12/31/2024	16.67	89	1,486	N/A	5.1%
12/31/2023	15.87	96	1,529	N/A	20.5%
12/31/2022	13.17	109	1,436	N/A	-24.5%
12/31/2021	17.44	117	2,048	N/A	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.7%
2023	1.0%
2022	0.9%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,425	$40,984	1,177
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$41,425

	Net Assets	Units Outstanding	Accumulation Unit Value
	$41,425	1,284	$32.26

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$97
Net investment income (loss)			97

Gain (loss) on investments:
Net realized gain (loss)			22
Realized gain distributions			4,647
Net change in unrealized appreciation (depreciation)			(435)
Net gain (loss)			4,234

Increase (decrease) in net assets from operations			$4,331

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$97	$130
	Net realized gain (loss)	22	614
	Realized gain distributions	4,647	5,015
	Net change in unrealized appreciation (depreciation)	(435)	253

	Increase (decrease) in net assets from operations	4,331	6,012

	Contract owner transactions:
	Proceeds from units sold	1,139	1,088
	Cost of units redeemed	(654)	(13,343)
	Account charges	(1,759)	(1,880)
	Increase (decrease)	(1,274)	(14,135)
	Net increase (decrease)	3,057	(8,123)
	Net assets, beginning	38,368	46,491
	Net assets, ending	$41,425	$38,368

	Units sold	38	39
	Units redeemed	(80)	(596)
	Net increase (decrease)	(42)	(557)
	Units outstanding, beginning	1,326	1,883
	Units outstanding, ending	1,284	1,326

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,991,009
Cost of units redeemed/account charges			(3,100,545)
Net investment income (loss)			19,328
Net realized gain (loss)			726,320
Realized gain distributions			404,872
Net change in unrealized appreciation (depreciation)			441
Net assets			$41,425

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$32.26	1	$41	N/A	11.5%
12/31/2024	28.93	1	38	N/A	17.2%
12/31/2023	24.69	2	46	N/A	14.8%
12/31/2022	21.51	4	82	N/A	-15.0%
12/31/2021	25.30	4	103	N/A	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.3%
2023	0.3%
2022	0.3%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 02-230

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,124,101	$1,928,104	120,564
Receivables: investments sold	250
Payables: investments purchased	-
Net assets	$2,124,351

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,124,351	94,277	$22.53

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$51,175
Net investment income (loss)			51,175

Gain (loss) on investments:
Net realized gain (loss)			6,969
Realized gain distributions			90,528
Net change in unrealized appreciation (depreciation)			134,969
Net gain (loss)			232,466

Increase (decrease) in net assets from operations			$283,641

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$51,175	$46,821
	Net realized gain (loss)	6,969	2,364
	Realized gain distributions	90,528	12,007
	Net change in unrealized appreciation (depreciation)	134,969	92,453

	Increase (decrease) in net assets from operations	283,641	153,645

	Contract owner transactions:
	Proceeds from units sold	61,750	102,418
	Cost of units redeemed	(68,706)	(73,073)
	Account charges	(79,602)	(80,508)
	Increase (decrease)	(86,558)	(51,163)
	Net increase (decrease)	197,083	102,482
	Net assets, beginning	1,927,268	1,824,786
	Net assets, ending	$2,124,351	$1,927,268

	Units sold	3,064	5,694
	Units redeemed	(7,133)	(8,376)
	Net increase (decrease)	(4,069)	(2,682)
	Units outstanding, beginning	98,346	101,028
	Units outstanding, ending	94,277	98,346

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,698,166
Cost of units redeemed/account charges			(11,959,290)
Net investment income (loss)			1,147,661
Net realized gain (loss)			(67,023)
Realized gain distributions			1,108,840
Net change in unrealized appreciation (depreciation)			195,997
Net assets			$2,124,351

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$22.53	94	$2,124	N/A	15.0%
12/31/2024	19.60	98	1,927	N/A	8.5%
12/31/2023	18.06	101	1,825	N/A	12.9%
12/31/2022	15.99	104	1,660	N/A	-14.9%
12/31/2021	18.80	109	2,048	N/A	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.5%
2023	2.4%
2022	2.0%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 02-245

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,236,174	$11,162,387	271,097
Receivables: investments sold	-
Payables: investments purchased	(163)
Net assets	$16,236,011

	Net Assets	Units Outstanding	Accumulation Unit Value
	$16,236,011	202,873	$80.03

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,479
Net investment income (loss)			21,479

Gain (loss) on investments:
Net realized gain (loss)			686,474
Realized gain distributions			2,458,606
Net change in unrealized appreciation (depreciation)			(150,858)
Net gain (loss)			2,994,222

Increase (decrease) in net assets from operations			$3,015,701

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$21,479	$25,892
	Net realized gain (loss)	686,474	519,998
	Realized gain distributions	2,458,606	1,646,580
	Net change in unrealized appreciation (depreciation)	(150,858)	1,673,454

	Increase (decrease) in net assets from operations	3,015,701	3,865,924

	Contract owner transactions:
	Proceeds from units sold	342,202	315,491
	Cost of units redeemed	(1,249,629)	(941,584)
	Account charges	(508,959)	(490,088)
	Increase (decrease)	(1,416,386)	(1,116,181)
	Net increase (decrease)	1,599,315	2,749,743
	Net assets, beginning	14,636,696	11,886,953
	Net assets, ending	$16,236,011	$14,636,696

	Units sold	4,797	5,722
	Units redeemed	(24,098)	(24,954)
	Net increase (decrease)	(19,301)	(19,232)
	Units outstanding, beginning	222,174	241,406
	Units outstanding, ending	202,873	222,174

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$39,011,522
Cost of units redeemed/account charges			(49,791,045)
Net investment income (loss)			1,894,183
Net realized gain (loss)			4,480,016
Realized gain distributions			15,567,548
Net change in unrealized appreciation (depreciation)			5,073,787
Net assets			$16,236,011

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$80.03	203	$16,236	N/A	21.5%
12/31/2024	65.88	222	14,637	N/A	33.8%
12/31/2023	49.24	241	11,887	N/A	33.5%
12/31/2022	36.90	263	9,719	N/A	-26.3%
12/31/2021	50.07	289	14,495	N/A	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.2%
2023	0.5%
2022	0.5%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 02-205

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,715,168	$8,838,491	364,095
Receivables: investments sold	148
Payables: investments purchased	-
Net assets	$10,715,316

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,715,316	305,764	$35.04

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$185,115
Net investment income (loss)			185,115

Gain (loss) on investments:
Net realized gain (loss)			169,001
Realized gain distributions			569,960
Net change in unrealized appreciation (depreciation)			858,490
Net gain (loss)			1,597,451

Increase (decrease) in net assets from operations			$1,782,566

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$185,115	$165,965
	Net realized gain (loss)	169,001	150,782
	Realized gain distributions	569,960	543,654
	Net change in unrealized appreciation (depreciation)	858,490	489,086

	Increase (decrease) in net assets from operations	1,782,566	1,349,487

	Contract owner transactions:
	Proceeds from units sold	636,323	280,053
	Cost of units redeemed	(783,147)	(865,857)
	Account charges	(374,356)	(370,699)
	Increase (decrease)	(521,180)	(956,503)
	Net increase (decrease)	1,261,386	392,984
	Net assets, beginning	9,453,930	9,060,946
	Net assets, ending	$10,715,316	$9,453,930

	Units sold	23,165	11,636
	Units redeemed	(38,480)	(45,520)
	Net increase (decrease)	(15,315)	(33,884)
	Units outstanding, beginning	321,079	354,963
	Units outstanding, ending	305,764	321,079

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,567,829
Cost of units redeemed/account charges			(20,589,270)
Net investment income (loss)			2,193,004
Net realized gain (loss)			(887,531)
Realized gain distributions			4,554,607
Net change in unrealized appreciation (depreciation)			1,876,677
Net assets			$10,715,316

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$35.04	306	$10,715	N/A	19.0%
12/31/2024	29.44	321	9,454	N/A	15.3%
12/31/2023	25.53	355	9,061	N/A	10.6%
12/31/2022	23.07	125	2,889	N/A	-5.0%
12/31/2021	24.27	138	3,345	N/A	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.8%
2023	2.8%
2022	1.8%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 02-906

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,463,620	$1,582,851	97,964
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$1,463,594

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,463,594	68,785	$21.28

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17,491
Net investment income (loss)			17,491

Gain (loss) on investments:
Net realized gain (loss)			(157,048)
Realized gain distributions			110,044
Net change in unrealized appreciation (depreciation)			94,399
Net gain (loss)			47,395

Increase (decrease) in net assets from operations			$64,886

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$17,491	$30,058
	Net realized gain (loss)	(157,048)	(38,086)
	Realized gain distributions	110,044	59,273
	Net change in unrealized appreciation (depreciation)	94,399	262,453

	Increase (decrease) in net assets from operations	64,886	313,698

	Contract owner transactions:
	Proceeds from units sold	55,706	164,963
	Cost of units redeemed	(1,309,972)	(351,524)
	Account charges	(72,088)	(107,471)
	Increase (decrease)	(1,326,354)	(294,032)
	Net increase (decrease)	(1,261,468)	19,666
	Net assets, beginning	2,725,062	2,705,396
	Net assets, ending	$1,463,594	$2,725,062

	Units sold	3,667	9,474
	Units redeemed	(73,075)	(24,957)
	Net increase (decrease)	(69,408)	(15,483)
	Units outstanding, beginning	138,193	153,676
	Units outstanding, ending	68,785	138,193

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,187,635
Cost of units redeemed/account charges			(5,488,957)
Net investment income (loss)			253,024
Net realized gain (loss)			(465,943)
Realized gain distributions			2,097,066
Net change in unrealized appreciation (depreciation)			(119,231)
Net assets			$1,463,594

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$21.28	69	$1,464	N/A	7.9%
12/31/2024	19.72	138	2,725	N/A	12.0%
12/31/2023	17.60	154	2,705	N/A	13.0%
12/31/2022	15.58	193	3,004	N/A	-9.8%
12/31/2021	17.27	198	3,423	N/A	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.1%
2023	0.6%
2022	1.2%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Templeton Global Bond VIP Fund 1 Class - 02-907

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,610	$75,313	4,545
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$63,635

	Net Assets	Units Outstanding	Accumulation Unit Value
	$63,635	7,975	$7.98

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1,026)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,893
Net gain (loss)			8,867

Increase (decrease) in net assets from operations			$8,867

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	(1,026)	(1,198)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	9,893	(5,740)

	Increase (decrease) in net assets from operations	8,867	(6,938)

	Contract owner transactions:
	Proceeds from units sold	3,968	4,404
	Cost of units redeemed	(232)	(639)
	Account charges	(4,628)	(4,242)
	Increase (decrease)	(892)	(477)
	Net increase (decrease)	7,975	(7,415)
	Net assets, beginning	55,660	63,075
	Net assets, ending	$63,635	$55,660

	Units sold	519	660
	Units redeemed	(641)	(718)
	Net increase (decrease)	(122)	(58)
	Units outstanding, beginning	8,097	8,155
	Units outstanding, ending	7,975	8,097

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$746,017
Cost of units redeemed/account charges			(759,206)
Net investment income (loss)			125,984
Net realized gain (loss)			(46,574)
Realized gain distributions			9,117
Net change in unrealized appreciation (depreciation)			(11,703)
Net assets			$63,635

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.98	8	$64	N/A	16.1%
12/31/2024	6.87	8	56	N/A	-11.1%
12/31/2023	7.73	8	63	N/A	3.2%
12/31/2022	7.50	13	96	N/A	-4.8%
12/31/2021	7.88	13	101	N/A	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Allocation VIP Fund 1 Class - 02-908

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,844	$46,046	7,829
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$43,844

	Net Assets	Units Outstanding	Accumulation Unit Value
	$43,844	3,167	$13.84

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$909
Net investment income (loss)			909

Gain (loss) on investments:
Net realized gain (loss)			(1,057)
Realized gain distributions			1,687
Net change in unrealized appreciation (depreciation)			3,659
Net gain (loss)			4,289

Increase (decrease) in net assets from operations			$5,198

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$909	$1,063
	Net realized gain (loss)	(1,057)	(310)
	Realized gain distributions	1,687	-
	Net change in unrealized appreciation (depreciation)	3,659	3,404

	Increase (decrease) in net assets from operations	5,198	4,157

	Contract owner transactions:
	Proceeds from units sold	925	968
	Cost of units redeemed	(8,409)	(471)
	Account charges	(1,418)	(1,750)
	Increase (decrease)	(8,902)	(1,253)
	Net increase (decrease)	(3,704)	2,904
	Net assets, beginning	47,548	44,644
	Net assets, ending	$43,844	$47,548

	Units sold	71	81
	Units redeemed	(785)	(184)
	Net increase (decrease)	(714)	(103)
	Units outstanding, beginning	3,881	3,984
	Units outstanding, ending	3,167	3,881

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$192,835
Cost of units redeemed/account charges			(222,047)
Net investment income (loss)			33,473
Net realized gain (loss)			(2,624)
Realized gain distributions			44,409
Net change in unrealized appreciation (depreciation)			(2,202)
Net assets			$43,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$13.84	3	$44	N/A	13.0%
12/31/2024	12.25	4	48	N/A	9.3%
12/31/2023	11.21	4	45	N/A	14.8%
12/31/2022	9.76	4	40	N/A	-15.7%
12/31/2021	11.58	5	60	N/A	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.3%
2023	1.7%
2022	1.8%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Templeton Foreign VIP Fund 2 Class - 02-909

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,734	$42,145	2,942
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$47,734

	Net Assets	Units Outstanding	Accumulation Unit Value
	$47,734	3,403	$14.03

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$809
Net investment income (loss)			809

Gain (loss) on investments:
Net realized gain (loss)			196
Realized gain distributions			2,259
Net change in unrealized appreciation (depreciation)			6,028
Net gain (loss)			8,483

Increase (decrease) in net assets from operations			$9,292

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$809	$790
	Net realized gain (loss)	196	2
	Realized gain distributions	2,259	-
	Net change in unrealized appreciation (depreciation)	6,028	(1,456)

	Increase (decrease) in net assets from operations	9,292	(664)

	Contract owner transactions:
	Proceeds from units sold	10,708	4,693
	Cost of units redeemed	(1,406)	(14,059)
	Account charges	(1,218)	(1,056)
	Increase (decrease)	8,084	(10,422)
	Net increase (decrease)	17,376	(11,086)
	Net assets, beginning	30,358	41,444
	Net assets, ending	$47,734	$30,358

	Units sold	812	424
	Units redeemed	(205)	(1,407)
	Net increase (decrease)	607	(983)
	Units outstanding, beginning	2,796	3,779
	Units outstanding, ending	3,403	2,796

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,509,866
Cost of units redeemed/account charges			(8,185,596)
Net investment income (loss)			573,767
Net realized gain (loss)			991,814
Realized gain distributions			152,294
Net change in unrealized appreciation (depreciation)			5,589
Net assets			$47,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$14.03	3	$48	N/A	29.2%
12/31/2024	10.86	3	30	N/A	-1.0%
12/31/2023	10.97	4	41	N/A	20.8%
12/31/2022	9.08	4	36	N/A	-7.6%
12/31/2021	9.83	4	44	N/A	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.2%
2023	3.2%
2022	3.1%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,504,985	$2,504,985	2,504,952
Receivables: investments sold	-
Payables: investments purchased	(32)
Net assets	$2,504,953

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,504,953	415,570	$6.03

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$93,241
Net investment income (loss)			93,241

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$93,241

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$93,241	$125,048
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	1

	Increase (decrease) in net assets from operations	93,241	125,049

	Contract owner transactions:
	Proceeds from units sold	3,346,131	4,372,302
	Cost of units redeemed	(3,747,434)	(3,749,711)
	Account charges	(85,190)	(90,176)
	Increase (decrease)	(486,493)	532,415
	Net increase (decrease)	(393,252)	657,464
	Net assets, beginning	2,898,205	2,240,741
	Net assets, ending	$2,504,953	$2,898,205

	Units sold	672,606	772,751
	Units redeemed	(756,619)	(678,368)
	Net increase (decrease)	(84,013)	94,383
	Units outstanding, beginning	499,583	405,200
	Units outstanding, ending	415,570	499,583

	* Date of Fund Inception into Variable Account: 11 /19 /2015
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$30,896,637
Cost of units redeemed/account charges			(28,915,970)
Net investment income (loss)			524,286
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$2,504,953

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.03	416	$2,505	N/A	3.9%
12/31/2024	5.80	500	2,898	N/A	4.9%
12/31/2023	5.53	405	2,241	N/A	4.8%
12/31/2022	5.28	515	2,721	N/A	1.4%
12/31/2021	5.21	570	2,969	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	4.9%
2023	4.7%
2022	1.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 02-606

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,950,520	$2,240,542	49,589
Receivables: investments sold	269
Payables: investments purchased	-
Net assets	$3,950,789

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,950,789	144,637	$27.32

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$29,811
Net investment income (loss)			29,811

Gain (loss) on investments:
Net realized gain (loss)			401,849
Realized gain distributions			346,743
Net change in unrealized appreciation (depreciation)			(1,583)
Net gain (loss)			747,009

Increase (decrease) in net assets from operations			$776,820

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$29,811	$28,496
	Net realized gain (loss)	401,849	200,252
	Realized gain distributions	346,743	120,141
	Net change in unrealized appreciation (depreciation)	(1,583)	439,129

	Increase (decrease) in net assets from operations	776,820	788,018

	Contract owner transactions:
	Proceeds from units sold	148,538	206,045
	Cost of units redeemed	(766,650)	(399,867)
	Account charges	(150,383)	(143,423)
	Increase (decrease)	(768,488)	(337,245)
	Net increase (decrease)	8,332	450,773
	Net assets, beginning	3,942,457	3,491,684
	Net assets, ending	$3,950,789	$3,942,457

	Units sold	6,887	9,748
	Units redeemed	(36,772)	(26,245)
	Net increase (decrease)	(29,885)	(16,497)
	Units outstanding, beginning	174,522	191,019
	Units outstanding, ending	144,637	174,522

	* Date of Fund Inception into Variable Account: 5 /30 /1999
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,824,567
Cost of units redeemed/account charges			(19,964,099)
Net investment income (loss)			983,942
Net realized gain (loss)			948,812
Realized gain distributions			1,447,589
Net change in unrealized appreciation (depreciation)			1,709,978
Net assets			$3,950,789

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$27.32	145	$3,951	N/A	20.9%
12/31/2024	22.59	175	3,942	N/A	23.6%
12/31/2023	18.28	191	3,492	N/A	26.8%
12/31/2022	14.42	214	3,085	N/A	-19.4%
12/31/2021	17.89	226	4,051	N/A	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.8%
2023	0.9%
2022	1.5%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Overseas Portfolio Service Class - 02-609

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,678,215	$8,708,900	182,537
Receivables: investments sold	-
Payables: investments purchased	(100)
Net assets	$9,678,115

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,678,115	649,421	$14.90

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$117,590
Net investment income (loss)			117,590

Gain (loss) on investments:
Net realized gain (loss)			27,705
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			964,146
Net gain (loss)			991,851

Increase (decrease) in net assets from operations			$1,109,441

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$117,590	$388
	Net realized gain (loss)	27,705	894
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	964,146	574

	Increase (decrease) in net assets from operations	1,109,441	1,856

	Contract owner transactions:
	Proceeds from units sold	8,943,495	426
	Cost of units redeemed	(210,026)	(3,069)
	Account charges	(192,762)	(696)
	Increase (decrease)	8,540,707	(3,339)
	Net increase (decrease)	9,650,148	(1,483)
	Net assets, beginning	27,967	29,450
	Net assets, ending	$9,678,115	$27,967

	Units sold	679,038	36
	Units redeemed	(32,030)	(306)
	Net increase (decrease)	647,008	(270)
	Units outstanding, beginning	2,413	2,683
	Units outstanding, ending	649,421	2,413

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,318,306
Cost of units redeemed/account charges			(744,897)
Net investment income (loss)			127,271
Net realized gain (loss)			(3,953)
Realized gain distributions			12,073
Net change in unrealized appreciation (depreciation)			969,315
Net assets			$9,678,115

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$14.90	649	$9,678	N/A	28.6%
12/31/2024	11.59	2	28	N/A	5.6%
12/31/2023	10.98	3	29	N/A	10.6%
12/31/2022	9.93	4	39	N/A	-8.8%
12/31/2021	10.89	4	46	N/A	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	1.4%
2023	1.5%
2022	1.6%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 02-259

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,632	$25,194	1,587
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$26,632

	Net Assets	Units Outstanding	Accumulation Unit Value
	$26,632	1,188	$22.42

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$365
Net investment income (loss)			365

Gain (loss) on investments:
Net realized gain (loss)			22
Realized gain distributions			2,335
Net change in unrealized appreciation (depreciation)			(1,144)
Net gain (loss)			1,213

Increase (decrease) in net assets from operations			$1,578

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$365	$214
	Net realized gain (loss)	22	1,306
	Realized gain distributions	2,335	1,399
	Net change in unrealized appreciation (depreciation)	(1,144)	665

	Increase (decrease) in net assets from operations	1,578	3,584

	Contract owner transactions:
	Proceeds from units sold	597	698
	Cost of units redeemed	-	(11,930)
	Account charges	(646)	(705)
	Increase (decrease)	(49)	(11,937)
	Net increase (decrease)	1,529	(8,353)
	Net assets, beginning	25,103	33,456
	Net assets, ending	$26,632	$25,103

	Units sold	28	34
	Units redeemed	(30)	(633)
	Net increase (decrease)	(2)	(599)
	Units outstanding, beginning	1,190	1,789
	Units outstanding, ending	1,188	1,190

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$114,522
Cost of units redeemed/account charges			(117,413)
Net investment income (loss)			4,243
Net realized gain (loss)			229
Realized gain distributions			23,613
Net change in unrealized appreciation (depreciation)			1,438
Net assets			$26,632

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$22.42	1	$27	N/A	6.3%
12/31/2024	21.09	1	25	N/A	12.8%
12/31/2023	18.70	2	33	N/A	11.1%
12/31/2022	16.83	2	29	N/A	-5.8%
12/31/2021	17.86	2	32	N/A	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	0.7%
2023	0.9%
2022	1.1%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Balanced Portfolio Service Class - 02-611

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,888,782	$4,851,021	132,635
Receivables: investments sold	372
Payables: investments purchased	-
Net assets	$7,889,154

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,889,154	645,653	$12.22

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$129,205
Net investment income (loss)			129,205

Gain (loss) on investments:
Net realized gain (loss)			274,736
Realized gain distributions			234,570
Net change in unrealized appreciation (depreciation)			421,735
Net gain (loss)			931,041

Increase (decrease) in net assets from operations			$1,060,246

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$129,205	$129,047
	Net realized gain (loss)	274,736	188,337
	Realized gain distributions	234,570	-
	Net change in unrealized appreciation (depreciation)	421,735	713,660

	Increase (decrease) in net assets from operations	1,060,246	1,031,044

	Contract owner transactions:
	Proceeds from units sold	115,679	123,261
	Cost of units redeemed	(525,161)	(369,269)
	Account charges	(252,493)	(265,505)
	Increase (decrease)	(661,975)	(511,513)
	Net increase (decrease)	398,271	519,531
	Net assets, beginning	7,490,883	6,971,352
	Net assets, ending	$7,889,154	$7,490,883

	Units sold	12,886	12,314
	Units redeemed	(71,154)	(62,720)
	Net increase (decrease)	(58,268)	(50,406)
	Units outstanding, beginning	703,921	754,327
	Units outstanding, ending	645,653	703,921

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,331,675
Cost of units redeemed/account charges			(8,352,995)
Net investment income (loss)			1,157,400
Net realized gain (loss)			1,699,019
Realized gain distributions			1,016,294
Net change in unrealized appreciation (depreciation)			3,037,761
Net assets			$7,889,154

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$12.22	646	$7,889	N/A	14.8%
12/31/2024	10.64	704	7,491	N/A	15.1%
12/31/2023	9.24	754	6,971	N/A	15.1%
12/31/2022	8.03	804	6,452	N/A	-16.6%
12/31/2021	9.63	973	9,364	N/A	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.8%
2023	1.8%
2022	1.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,205,984	$5,855,119	524,267
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$5,205,976

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,205,976	329,987	$15.78

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$271,348
Net investment income (loss)			271,348

Gain (loss) on investments:
Net realized gain (loss)			(51,383)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			137,116
Net gain (loss)			85,733

Increase (decrease) in net assets from operations			$357,081

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$271,348	$222,548
	Net realized gain (loss)	(51,383)	(53,087)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	137,116	(76,237)

	Increase (decrease) in net assets from operations	357,081	93,224

	Contract owner transactions:
	Proceeds from units sold	880,359	463,342
	Cost of units redeemed	(286,482)	(239,121)
	Account charges	(181,943)	(173,039)
	Increase (decrease)	411,934	51,182
	Net increase (decrease)	769,015	144,406
	Net assets, beginning	4,436,961	4,292,555
	Net assets, ending	$5,205,976	$4,436,961

	Units sold	63,071	32,708
	Units redeemed	(35,140)	(28,598)
	Net increase (decrease)	27,931	4,110
	Units outstanding, beginning	302,056	297,946
	Units outstanding, ending	329,987	302,056

	* Date of Fund Inception into Variable Account: 5 /30 /1999
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$28,526,409
Cost of units redeemed/account charges			(29,009,037)
Net investment income (loss)			5,511,941
Net realized gain (loss)			28,240
Realized gain distributions			797,558
Net change in unrealized appreciation (depreciation)			(649,135)
Net assets			$5,205,976

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$15.78	330	$5,206	N/A	7.4%
12/31/2024	14.69	302	4,437	N/A	2.0%
12/31/2023	14.41	298	4,293	N/A	5.5%
12/31/2022	13.66	302	4,124	N/A	-13.7%
12/31/2021	15.82	326	5,154	N/A	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	5.1%
2023	4.3%
2022	2.6%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Forty Portfolio Institutional Class - 02-602

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$333,155	$275,353	5,607
Receivables: investments sold	51
Payables: investments purchased	-
Net assets	$333,206

	Net Assets	Units Outstanding	Accumulation Unit Value
	$333,206	9,298	$35.83

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$660
Net investment income (loss)			660

Gain (loss) on investments:
Net realized gain (loss)			2,392
Realized gain distributions			25,728
Net change in unrealized appreciation (depreciation)			7,939
Net gain (loss)			36,059

Increase (decrease) in net assets from operations			$36,719

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$660	$222
	Net realized gain (loss)	2,392	2,328
	Realized gain distributions	25,728	11,598
	Net change in unrealized appreciation (depreciation)	7,939	35,467

	Increase (decrease) in net assets from operations	36,719	49,615

	Contract owner transactions:
	Proceeds from units sold	96,295	2,254
	Cost of units redeemed	(8,250)	(6,641)
	Account charges	(7,495)	(6,019)
	Increase (decrease)	80,550	(10,406)
	Net increase (decrease)	117,269	39,209
	Net assets, beginning	215,937	176,728
	Net assets, ending	$333,206	$215,937

	Units sold	2,714	85
	Units redeemed	(535)	(451)
	Net increase (decrease)	2,179	(366)
	Units outstanding, beginning	7,119	7,485
	Units outstanding, ending	9,298	7,119

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$400,006
Cost of units redeemed/account charges			(338,596)
Net investment income (loss)			7,689
Net realized gain (loss)			44,475
Realized gain distributions			161,830
Net change in unrealized appreciation (depreciation)			57,802
Net assets			$333,206

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$35.83	9	$333	N/A	18.1%
12/31/2024	30.33	7	216	N/A	28.5%
12/31/2023	23.61	7	177	N/A	40.0%
12/31/2022	16.87	9	145	N/A	-33.6%
12/31/2021	25.39	10	242	N/A	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.1%
2023	0.2%
2022	0.2%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$219,805	$215,086	9,150
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$219,805

	Net Assets	Units Outstanding	Accumulation Unit Value
	$219,805	6,024	$36.49

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1,568
Realized gain distributions			33,796
Net change in unrealized appreciation (depreciation)			(24,619)
Net gain (loss)			10,745

Increase (decrease) in net assets from operations			$10,745

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	1,568	5,056
	Realized gain distributions	33,796	14,614
	Net change in unrealized appreciation (depreciation)	(24,619)	27,658

	Increase (decrease) in net assets from operations	10,745	47,328

	Contract owner transactions:
	Proceeds from units sold	7,102	2,967
	Cost of units redeemed	(7,490)	(28,197)
	Account charges	(5,770)	(5,887)
	Increase (decrease)	(6,158)	(31,117)
	Net increase (decrease)	4,587	16,211
	Net assets, beginning	215,218	199,007
	Net assets, ending	$219,805	$215,218

	Units sold	193	115
	Units redeemed	(376)	(1,011)
	Net increase (decrease)	(183)	(896)
	Units outstanding, beginning	6,207	7,103
	Units outstanding, ending	6,024	6,207

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$603,104
Cost of units redeemed/account charges			(696,993)
Net investment income (loss)			-
Net realized gain (loss)			52,750
Realized gain distributions			256,225
Net change in unrealized appreciation (depreciation)			4,719
Net assets			$219,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$36.49	6	$220	N/A	5.2%
12/31/2024	34.67	6	215	N/A	23.8%
12/31/2023	28.02	7	199	N/A	18.0%
12/31/2022	23.75	8	185	N/A	-28.8%
12/31/2021	33.37	11	377	N/A	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$424,842	$390,054	25,892
Receivables: investments sold	57
Payables: investments purchased	-
Net assets	$424,899

	Net Assets	Units Outstanding	Accumulation Unit Value
	$424,899	12,610	$33.70

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,893
Net investment income (loss)			1,893

Gain (loss) on investments:
Net realized gain (loss)			3,023
Realized gain distributions			44,427
Net change in unrealized appreciation (depreciation)			(3,610)
Net gain (loss)			43,840

Increase (decrease) in net assets from operations			$45,733

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,893	$3,078
	Net realized gain (loss)	3,023	5,214
	Realized gain distributions	44,427	13,865
	Net change in unrealized appreciation (depreciation)	(3,610)	14,261

	Increase (decrease) in net assets from operations	45,733	36,418

	Contract owner transactions:
	Proceeds from units sold	14,249	12,716
	Cost of units redeemed	(25,443)	(37,833)
	Account charges	(14,035)	(15,285)
	Increase (decrease)	(25,229)	(40,402)
	Net increase (decrease)	20,504	(3,984)
	Net assets, beginning	404,395	408,379
	Net assets, ending	$424,899	$404,395

	Units sold	984	1,074
	Units redeemed	(1,762)	(2,399)
	Net increase (decrease)	(778)	(1,325)
	Units outstanding, beginning	13,388	14,713
	Units outstanding, ending	12,610	13,388

	* Date of Fund Inception into Variable Account: 5 /1 /2003
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,111,476
Cost of units redeemed/account charges			(3,490,429)
Net investment income (loss)			78,983
Net realized gain (loss)			154,022
Realized gain distributions			536,059
Net change in unrealized appreciation (depreciation)			34,788
Net assets			$424,899

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$33.70	13	$425	N/A	11.6%
12/31/2024	30.20	13	404	N/A	8.8%
12/31/2023	27.76	15	408	N/A	11.0%
12/31/2022	25.01	17	436	N/A	-9.8%
12/31/2021	27.71	19	538	N/A	32.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.8%
2023	1.0%
2022	0.6%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 02-875

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,110	$151,995	14,490
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$140,119

	Net Assets	Units Outstanding	Accumulation Unit Value
	$140,119	18,017	$7.78

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,380
Net investment income (loss)			7,380

Gain (loss) on investments:
Net realized gain (loss)			(457)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			702
Net gain (loss)			245

Increase (decrease) in net assets from operations			$7,625

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$7,380	$8,966
	Net realized gain (loss)	(457)	(3,622)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	702	4,022

	Increase (decrease) in net assets from operations	7,625	9,366

	Contract owner transactions:
	Proceeds from units sold	4,557	7,111
	Cost of units redeemed	(642)	(29,165)
	Account charges	(6,475)	(8,658)
	Increase (decrease)	(2,560)	(30,712)
	Net increase (decrease)	5,065	(21,346)
	Net assets, beginning	135,054	156,400
	Net assets, ending	$140,119	$135,054

	Units sold	626	1,210
	Units redeemed	(967)	(5,407)
	Net increase (decrease)	(341)	(4,197)
	Units outstanding, beginning	18,358	22,555
	Units outstanding, ending	18,017	18,358

	* Date of Fund Inception into Variable Account: 5 /1 /2003
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,490,055
Cost of units redeemed/account charges			(7,568,678)
Net investment income (loss)			402,336
Net realized gain (loss)			(171,709)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,885)
Net assets			$140,119

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.78	18	$140	N/A	5.7%
12/31/2024	7.36	18	135	N/A	6.1%
12/31/2023	6.93	23	156	N/A	5.9%
12/31/2022	6.55	26	170	N/A	-5.2%
12/31/2021	6.91	28	193	N/A	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.4%
2024	6.2%
2023	4.3%
2022	3.7%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,122,743	$1,800,824	72,376
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$2,122,796

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,122,796	48,762	$43.53

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			0

Gain (loss) on investments:
Net realized gain (loss)			27,707
Realized gain distributions			213,818
Net change in unrealized appreciation (depreciation)			135,271
Net gain (loss)			376,796

Increase (decrease) in net assets from operations			$376,806

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$0	$-
	Net realized gain (loss)	27,707	4,767
	Realized gain distributions	213,818	-
	Net change in unrealized appreciation (depreciation)	135,271	382,535

	Increase (decrease) in net assets from operations	376,796	387,302

	Contract owner transactions:
	Proceeds from units sold	134,359	46,071
	Cost of units redeemed	(204,965)	(173,145)
	Account charges	(64,386)	(62,512)
	Increase (decrease)	(134,982)	(189,586)
	Net increase (decrease)	241,814	197,716
	Net assets, beginning	1,880,982	1,683,266
	Net assets, ending	$2,122,796	$1,880,982

	Units sold	3,297	1,506
	Units redeemed	(6,589)	(7,183)
	Net increase (decrease)	(3,292)	(5,677)
	Units outstanding, beginning	52,054	57,731
	Units outstanding, ending	48,762	52,054

	* Date of Fund Inception into Variable Account: 5 /30 /1999
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,416,910
Cost of units redeemed/account charges			(8,045,321)
Net investment income (loss)			80,786
Net realized gain (loss)			489,113
Realized gain distributions			2,859,389
Net change in unrealized appreciation (depreciation)			321,919
Net assets			$2,122,796

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$43.53	49	$2,123	N/A	20.5%
12/31/2024	36.14	52	1,881	N/A	23.9%
12/31/2023	29.16	58	1,683	N/A	18.8%
12/31/2022	24.55	61	1,488	N/A	-31.1%
12/31/2021	35.61	69	2,443	N/A	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Equity Income VCT Portfolio II Class - 02-598

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,900	$74,138	4,600
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$56,906

	Net Assets	Units Outstanding	Accumulation Unit Value
	$56,906	1,914	$29.74

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,068
Net investment income (loss)			1,068

Gain (loss) on investments:
Net realized gain (loss)			(315)
Realized gain distributions			7,654
Net change in unrealized appreciation (depreciation)			(2,689)
Net gain (loss)			4,650

Increase (decrease) in net assets from operations			$5,718

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,068	$952
	Net realized gain (loss)	(315)	(322)
	Realized gain distributions	7,654	8,830
	Net change in unrealized appreciation (depreciation)	(2,689)	(4,429)

	Increase (decrease) in net assets from operations	5,718	5,031

	Contract owner transactions:
	Proceeds from units sold	1,420	1,178
	Cost of units redeemed	(228)	(467)
	Account charges	(621)	(633)
	Increase (decrease)	571	78
	Net increase (decrease)	6,289	5,109
	Net assets, beginning	50,617	45,508
	Net assets, ending	$56,906	$50,617

	Units sold	52	49
	Units redeemed	(30)	(44)
	Net increase (decrease)	22	5
	Units outstanding, beginning	1,892	1,887
	Units outstanding, ending	1,914	1,892

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$90,811
Cost of units redeemed/account charges			(76,255)
Net investment income (loss)			9,524
Net realized gain (loss)			(11,367)
Realized gain distributions			61,431
Net change in unrealized appreciation (depreciation)			(17,238)
Net assets			$56,906

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$29.74	2	$57	N/A	11.1%
12/31/2024	26.76	2	51	N/A	11.0%
12/31/2023	24.11	2	46	N/A	7.2%
12/31/2022	22.50	3	62	N/A	-7.9%
12/31/2021	24.44	3	67	N/A	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.0%
2023	1.3%
2022	1.5%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Bond VCT Portfolio I Class - 02-CPG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,933,567	$2,080,372	197,920
Receivables: investments sold	114
Payables: investments purchased	-
Net assets	$1,933,681

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,933,681	303,656	$6.37

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$84,527
Net investment income (loss)			84,527

Gain (loss) on investments:
Net realized gain (loss)			(26,285)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			105,309
Net gain (loss)			79,024

Increase (decrease) in net assets from operations			$163,551

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$84,527	$84,260
	Net realized gain (loss)	(26,285)	(25,787)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	105,309	661

	Increase (decrease) in net assets from operations	163,551	59,134

	Contract owner transactions:
	Proceeds from units sold	152,951	166,219
	Cost of units redeemed	(172,289)	(129,954)
	Account charges	(79,781)	(97,835)
	Increase (decrease)	(99,119)	(61,570)
	Net increase (decrease)	64,432	(2,436)
	Net assets, beginning	1,869,249	1,871,685
	Net assets, ending	$1,933,681	$1,869,249

	Units sold	25,730	32,152
	Units redeemed	(42,618)	(42,726)
	Net increase (decrease)	(16,888)	(10,574)
	Units outstanding, beginning	320,544	331,118
	Units outstanding, ending	303,656	320,544

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,634,601
Cost of units redeemed/account charges			(6,701,733)
Net investment income (loss)			972,216
Net realized gain (loss)			36,632
Realized gain distributions			138,770
Net change in unrealized appreciation (depreciation)			(146,805)
Net assets			$1,933,681

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.37	304	$1,934	N/A	9.2%
12/31/2024	5.83	321	1,869	N/A	3.2%
12/31/2023	5.65	331	1,872	N/A	7.0%
12/31/2022	5.28	366	1,935	N/A	-14.2%
12/31/2021	6.16	391	2,409	N/A	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	4.5%
2023	3.9%
2022	2.4%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Equity Income VCT Portfolio I Class - 02-CPF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,424,233	$10,477,456	621,340
Receivables: investments sold	791
Payables: investments purchased	-
Net assets	$7,425,024

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,425,024	725,062	$10.24

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$161,629
Net investment income (loss)			161,629

Gain (loss) on investments:
Net realized gain (loss)			(251,970)
Realized gain distributions			1,048,119
Net change in unrealized appreciation (depreciation)			(178,393)
Net gain (loss)			617,756

Increase (decrease) in net assets from operations			$779,385

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$161,629	$159,435
	Net realized gain (loss)	(251,970)	(231,370)
	Realized gain distributions	1,048,119	1,303,075
	Net change in unrealized appreciation (depreciation)	(178,393)	(481,454)

	Increase (decrease) in net assets from operations	779,385	749,686

	Contract owner transactions:
	Proceeds from units sold	212,599	210,622
	Cost of units redeemed	(407,857)	(422,136)
	Account charges	(256,843)	(269,734)
	Increase (decrease)	(452,101)	(481,248)
	Net increase (decrease)	327,284	268,438
	Net assets, beginning	7,097,740	6,829,302
	Net assets, ending	$7,425,024	$7,097,740

	Units sold	25,163	27,490
	Units redeemed	(72,212)	(81,899)
	Net increase (decrease)	(47,049)	(54,409)
	Units outstanding, beginning	772,111	826,520
	Units outstanding, ending	725,062	772,111

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,409,683
Cost of units redeemed/account charges			(10,685,168)
Net investment income (loss)			1,599,916
Net realized gain (loss)			(2,992,584)
Realized gain distributions			10,146,400
Net change in unrealized appreciation (depreciation)			(3,053,223)
Net assets			$7,425,024

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.24	725	$7,425	N/A	11.4%
12/31/2024	9.19	772	7,098	N/A	11.3%
12/31/2023	8.26	827	6,829	N/A	7.5%
12/31/2022	7.69	1,106	8,505	N/A	-7.8%
12/31/2021	8.33	1,300	10,835	N/A	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.3%
2023	1.8%
2022	1.7%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Fund VCT Portfolio I Class - 02-596

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$688,748	$592,500	35,055
Receivables: investments sold	86
Payables: investments purchased	-
Net assets	$688,834

	Net Assets	Units Outstanding	Accumulation Unit Value
	$688,834	20,757	$33.19

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,934
Net investment income (loss)			2,934

Gain (loss) on investments:
Net realized gain (loss)			11,414
Realized gain distributions			86,925
Net change in unrealized appreciation (depreciation)			37,583
Net gain (loss)			135,922

Increase (decrease) in net assets from operations			$138,856

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,934	$4,141
	Net realized gain (loss)	11,414	6,286
	Realized gain distributions	86,925	27,527
	Net change in unrealized appreciation (depreciation)	37,583	70,128

	Increase (decrease) in net assets from operations	138,856	108,082

	Contract owner transactions:
	Proceeds from units sold	118,644	134,616
	Cost of units redeemed	(166,669)	(98,744)
	Account charges	(30,999)	(25,954)
	Increase (decrease)	(79,024)	9,918
	Net increase (decrease)	59,832	118,000
	Net assets, beginning	629,002	511,002
	Net assets, ending	$688,834	$629,002

	Units sold	4,468	4,959
	Units redeemed	(7,092)	(4,876)
	Net increase (decrease)	(2,624)	83
	Units outstanding, beginning	23,381	23,298
	Units outstanding, ending	20,757	23,381

	* Date of Fund Inception into Variable Account: 5 /30 /1999
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,826,404
Cost of units redeemed/account charges			(15,748,151)
Net investment income (loss)			537,464
Net realized gain (loss)			96,866
Realized gain distributions			1,880,003
Net change in unrealized appreciation (depreciation)			96,248
Net assets			$688,834

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$33.19	21	$689	N/A	23.4%
12/31/2024	26.90	23	629	N/A	22.7%
12/31/2023	21.93	23	511	N/A	28.9%
12/31/2022	17.01	26	449	N/A	-19.5%
12/31/2021	21.13	33	694	N/A	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.7%
2023	0.9%
2022	0.6%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 02-750

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,220	$35,551	3,951
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$37,223

	Net Assets	Units Outstanding	Accumulation Unit Value
	$37,223	2,260	$16.47

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$658
Net investment income (loss)			658

Gain (loss) on investments:
Net realized gain (loss)			420
Realized gain distributions			2,531
Net change in unrealized appreciation (depreciation)			(1,069)
Net gain (loss)			1,882

Increase (decrease) in net assets from operations			$2,540

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$658	$587
	Net realized gain (loss)	420	10,586
	Realized gain distributions	2,531	1,984
	Net change in unrealized appreciation (depreciation)	(1,069)	(6,733)

	Increase (decrease) in net assets from operations	2,540	6,424

	Contract owner transactions:
	Proceeds from units sold	2,892	3,821
	Cost of units redeemed	(13,947)	(58,776)
	Account charges	(2,947)	(5,535)
	Increase (decrease)	(14,002)	(60,490)
	Net increase (decrease)	(11,462)	(54,066)
	Net assets, beginning	48,685	102,751
	Net assets, ending	$37,223	$48,685

	Units sold	208	290
	Units redeemed	(1,168)	(4,097)
	Net increase (decrease)	(960)	(3,807)
	Units outstanding, beginning	3,220	7,027
	Units outstanding, ending	2,260	3,220

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$281,471
Cost of units redeemed/account charges			(326,410)
Net investment income (loss)			9,058
Net realized gain (loss)			13,743
Realized gain distributions			57,692
Net change in unrealized appreciation (depreciation)			1,669
Net assets			$37,223

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$16.47	2	$37	N/A	8.9%
12/31/2024	15.12	3	49	N/A	3.4%
12/31/2023	14.62	7	103	N/A	25.9%
12/31/2022	11.61	10	120	N/A	-9.2%
12/31/2021	12.79	11	146	N/A	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	0.8%
2023	0.7%
2022	0.4%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 02-121

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,549,961	$8,018,323	699,058
Receivables: investments sold	-
Payables: investments purchased	(129)
Net assets	$7,549,832

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,549,832	799,803	$9.44

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$247,143
Net investment income (loss)			247,143

Gain (loss) on investments:
Net realized gain (loss)			(50,214)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			303,964
Net gain (loss)			253,750

Increase (decrease) in net assets from operations			$500,893

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$247,143	$186,457
	Net realized gain (loss)	(50,214)	(66,461)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	303,964	(17,299)

	Increase (decrease) in net assets from operations	500,893	102,697

	Contract owner transactions:
	Proceeds from units sold	644,095	902,052
	Cost of units redeemed	(396,378)	(401,009)
	Account charges	(284,803)	(279,978)
	Increase (decrease)	(37,086)	221,065
	Net increase (decrease)	463,807	323,762
	Net assets, beginning	7,086,025	6,762,263
	Net assets, ending	$7,549,832	$7,086,025

	Units sold	82,158	106,032
	Units redeemed	(85,103)	(78,879)
	Net increase (decrease)	(2,945)	27,153
	Units outstanding, beginning	802,748	775,595
	Units outstanding, ending	799,803	802,748

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,533,820
Cost of units redeemed/account charges			(17,860,198)
Net investment income (loss)			2,270,538
Net realized gain (loss)			(196,536)
Realized gain distributions			270,570
Net change in unrealized appreciation (depreciation)			(468,362)
Net assets			$7,549,832

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.44	800	$7,550	N/A	6.9%
12/31/2024	8.83	803	7,086	N/A	1.2%
12/31/2023	8.72	776	6,762	N/A	5.6%
12/31/2022	8.26	890	7,354	N/A	-13.2%
12/31/2021	9.52	1,006	9,572	N/A	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.4%
2024	2.7%
2023	2.6%
2022	2.0%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Diversified Value Portfolio - 02-190

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$202,552	$167,381	11,614
Receivables: investments sold	361
Payables: investments purchased	-
Net assets	$202,913

	Net Assets	Units Outstanding	Accumulation Unit Value
	$202,913	8,322	$24.38

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,769
Net investment income (loss)			2,769

Gain (loss) on investments:
Net realized gain (loss)			621
Realized gain distributions			14,481
Net change in unrealized appreciation (depreciation)			11,326
Net gain (loss)			26,428

Increase (decrease) in net assets from operations			$29,197

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,769	$2,568
	Net realized gain (loss)	621	2,289
	Realized gain distributions	14,481	9,285
	Net change in unrealized appreciation (depreciation)	11,326	8,609

	Increase (decrease) in net assets from operations	29,197	22,751

	Contract owner transactions:
	Proceeds from units sold	7,221	6,701
	Cost of units redeemed	(317)	(14,937)
	Account charges	(6,342)	(5,950)
	Increase (decrease)	562	(14,186)
	Net increase (decrease)	29,759	8,565
	Net assets, beginning	173,154	164,589
	Net assets, ending	$202,913	$173,154

	Units sold	329	357
	Units redeemed	(303)	(1,121)
	Net increase (decrease)	26	(764)
	Units outstanding, beginning	8,296	9,060
	Units outstanding, ending	8,322	8,296

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,356,411
Cost of units redeemed/account charges			(5,005,672)
Net investment income (loss)			252,340
Net realized gain (loss)			1,341,345
Realized gain distributions			223,318
Net change in unrealized appreciation (depreciation)			35,171
Net assets			$202,913

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$24.38	8	$203	N/A	16.8%
12/31/2024	20.87	8	173	N/A	14.9%
12/31/2023	18.17	9	165	N/A	20.1%
12/31/2022	15.12	9	138	N/A	-11.5%
12/31/2021	17.09	8	128	N/A	30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.5%
2023	1.4%
2022	1.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 02-118

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,649,273	$2,805,769	130,520
Receivables: investments sold	88
Payables: investments purchased	-
Net assets	$3,649,361

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,649,361	104,365	$34.97

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$40,965
Net investment income (loss)			40,965

Gain (loss) on investments:
Net realized gain (loss)			51,492
Realized gain distributions			163,200
Net change in unrealized appreciation (depreciation)			122,020
Net gain (loss)			336,712

Increase (decrease) in net assets from operations			$377,677

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$40,965	$44,478
	Net realized gain (loss)	51,492	61,411
	Realized gain distributions	163,200	37,068
	Net change in unrealized appreciation (depreciation)	122,020	305,233

	Increase (decrease) in net assets from operations	377,677	448,190

	Contract owner transactions:
	Proceeds from units sold	348,451	59,641
	Cost of units redeemed	(128,716)	(186,439)
	Account charges	(156,701)	(149,178)
	Increase (decrease)	63,034	(275,976)
	Net increase (decrease)	440,711	172,214
	Net assets, beginning	3,208,650	3,036,436
	Net assets, ending	$3,649,361	$3,208,650

	Units sold	11,337	2,154
	Units redeemed	(9,323)	(11,262)
	Net increase (decrease)	2,014	(9,108)
	Units outstanding, beginning	102,351	111,459
	Units outstanding, ending	104,365	102,351

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,555,866
Cost of units redeemed/account charges			(16,170,157)
Net investment income (loss)			674,983
Net realized gain (loss)			975,329
Realized gain distributions			2,769,836
Net change in unrealized appreciation (depreciation)			843,504
Net assets			$3,649,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$34.97	104	$3,649	N/A	11.5%
12/31/2024	31.35	102	3,209	N/A	15.1%
12/31/2023	27.24	111	3,036	N/A	15.8%
12/31/2022	23.52	99	2,319	N/A	-18.8%
12/31/2021	28.97	128	3,703	N/A	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.4%
2023	1.3%
2022	1.1%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Small Company Growth Portfolio - 02-119

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,031,832	$930,678	54,109
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$1,031,866

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,031,866	31,820	$32.43

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,222
Net investment income (loss)			1,222

Gain (loss) on investments:
Net realized gain (loss)			4,657
Realized gain distributions			17,378
Net change in unrealized appreciation (depreciation)			58,167
Net gain (loss)			80,202

Increase (decrease) in net assets from operations			$81,424

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,222	$1,346
	Net realized gain (loss)	4,657	1,112
	Realized gain distributions	17,378	-
	Net change in unrealized appreciation (depreciation)	58,167	24,482

	Increase (decrease) in net assets from operations	81,424	26,940

	Contract owner transactions:
	Proceeds from units sold	735,373	6,014
	Cost of units redeemed	(20,227)	(1,495)
	Account charges	(25,327)	(10,236)
	Increase (decrease)	689,819	(5,717)
	Net increase (decrease)	771,243	21,223
	Net assets, beginning	260,623	239,400
	Net assets, ending	$1,031,866	$260,623

	Units sold	24,914	212
	Units redeemed	(1,622)	(409)
	Net increase (decrease)	23,292	(197)
	Units outstanding, beginning	8,528	8,725
	Units outstanding, ending	31,820	8,528

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,009,600
Cost of units redeemed/account charges			(13,199,920)
Net investment income (loss)			70,390
Net realized gain (loss)			(335,182)
Realized gain distributions			1,385,824
Net change in unrealized appreciation (depreciation)			101,154
Net assets			$1,031,866

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$32.43	32	$1,032	N/A	6.1%
12/31/2024	30.56	9	261	N/A	11.4%
12/31/2023	27.44	9	239	N/A	19.6%
12/31/2022	22.93	10	239	N/A	-25.4%
12/31/2021	30.72	14	445	N/A	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.5%
2023	0.4%
2022	0.3%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 02-515

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,395,307	$1,791,606	74,844
Receivables: investments sold	-
Payables: investments purchased	(210)
Net assets	$1,395,097

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,395,097	80,413	$17.35

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(43,909)
Realized gain distributions			16,178
Net change in unrealized appreciation (depreciation)			105,631
Net gain (loss)			77,900

Increase (decrease) in net assets from operations			$77,900

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$5,387
	Net realized gain (loss)	(43,909)	(69,173)
	Realized gain distributions	16,178	-
	Net change in unrealized appreciation (depreciation)	105,631	175,989

	Increase (decrease) in net assets from operations	77,900	112,203

	Contract owner transactions:
	Proceeds from units sold	64,281	43,656
	Cost of units redeemed	(88,508)	(141,044)
	Account charges	(40,413)	(44,102)
	Increase (decrease)	(64,640)	(141,490)
	Net increase (decrease)	13,260	(29,287)
	Net assets, beginning	1,381,837	1,411,124
	Net assets, ending	$1,395,097	$1,381,837

	Units sold	4,365	4,485
	Units redeemed	(8,309)	(13,277)
	Net increase (decrease)	(3,944)	(8,792)
	Units outstanding, beginning	84,357	93,149
	Units outstanding, ending	80,413	84,357

	* Date of Fund Inception into Variable Account: 5 /1 /2000
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,002,115
Cost of units redeemed/account charges			(18,700,855)
Net investment income (loss)			48,614
Net realized gain (loss)			765,628
Realized gain distributions			3,675,894
Net change in unrealized appreciation (depreciation)			(396,299)
Net assets			$1,395,097

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$17.35	80	$1,395	N/A	5.9%
12/31/2024	16.38	84	1,382	N/A	8.1%
12/31/2023	15.15	93	1,411	N/A	16.5%
12/31/2022	13.00	146	1,905	N/A	-38.0%
12/31/2021	20.98	141	2,958	N/A	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.4%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 02-500

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,611,324	$6,704,754	102,860
Receivables: investments sold	844
Payables: investments purchased	-
Net assets	$10,612,168

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,612,168	175,663	$60.41

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			538,577
Realized gain distributions			1,189,169
Net change in unrealized appreciation (depreciation)			946,220
Net gain (loss)			2,673,966

Increase (decrease) in net assets from operations			$2,673,966

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	538,577	178,020
	Realized gain distributions	1,189,169	-
	Net change in unrealized appreciation (depreciation)	946,220	2,703,032

	Increase (decrease) in net assets from operations	2,673,966	2,881,052

	Contract owner transactions:
	Proceeds from units sold	284,880	181,559
	Cost of units redeemed	(1,214,055)	(761,772)
	Account charges	(262,511)	(239,780)
	Increase (decrease)	(1,191,686)	(819,993)
	Net increase (decrease)	1,482,280	2,061,059
	Net assets, beginning	9,129,888	7,068,829
	Net assets, ending	$10,612,168	$9,129,888

	Units sold	5,377	4,782
	Units redeemed	(26,585)	(25,711)
	Net increase (decrease)	(21,208)	(20,929)
	Units outstanding, beginning	196,871	217,800
	Units outstanding, ending	175,663	196,871

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$28,205,928
Cost of units redeemed/account charges			(32,142,768)
Net investment income (loss)			1,873,424
Net realized gain (loss)			708,609
Realized gain distributions			8,060,405
Net change in unrealized appreciation (depreciation)			3,906,570
Net assets			$10,612,168

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$60.41	176	$10,612	N/A	30.3%
12/31/2024	46.37	197	9,130	N/A	42.9%
12/31/2023	32.46	218	7,069	N/A	32.7%
12/31/2022	24.46	233	5,693	N/A	-38.7%
12/31/2021	39.88	244	9,742	N/A	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.  Organization

The AUL American Individual Variable Life Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Variable Account commenced operations on April 30, 1998.  The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Franklin Templeton	Pioneer
Alger	Goldman Sachs	Royce Capital
BNY Mellon	Invesco	T. Rowe Price
Calvert	Janus	Vanguard
Columbia	Lincoln Financial	Victory
Fidelity	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").  The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

The Variable Account operations constitute a single operating segment, and therefore the single reportable segment of the Variable Account. The Chief Financial Officer of the Company is the chief operating decision maker ("CODM"). The CODM manages the business activities of the Variable Account and utilizes the net increase (decrease) in net assets from operations presented in the Statement of Operations to allocate resources and assess performance of the Variable Account. The measurement of segment assets is reported as "Net Assets" on the Statement of Net Assets. The segment's significant expenses, as described in Note 3, are charges for mortality and expense risk and/or account charges which are reported separately on the Statement of Operations and/or Statement of Changes in Net Assets.

2.  Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2025. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2025.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).  The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets.

Level 2 –	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2025, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$149,427,334	$-	$-	$149,427,334

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2025, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3.  Account Charges

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2025 and 2024, were $4,951,399 and $5,050,347, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30 each year in which an individual policy’s account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration, and (7) monthly premium tax charges at an annual rate of 0.25% of the account value during the first 10 policy years.  The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

3.  Account Charges (continued)

Flexible Premium Adjustable Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $17.50 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium, and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15.  The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

American Accumulator Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $25 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) premium expense charge is 6% of each premium paid, and (5) in the event of a surrender in policy year one, a surrender charge percentage is assessed based on issue age. The surrender charge percentage is then graded down over the next nine policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

4.  Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, by each subaccount, are shown below:

Fund Name	Purchases	Sales
AB VPS Discovery Val Port A Class - 02-378	$1,917	$21,399
AB VPS International Value Portfolio A Class - 02-377	410	775
Alger Large Cap Growth Portfolio I-2 Class - 02-500	284,880	1,476,566
Alger Small Cap Growth Portfolio I-2 Class - 02-515	64,281	128,921
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646	225	17,528
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650	5,169	10,153
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645	7,308	2,953
Calvert VP SRI Mid Cap Growth Portfolio - 02-520	7,342	6,010
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382	932	37,892
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384	285	13,754
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230	61,750	148,308
Fidelity VIP Contrafund Portfolio Initial Class - 02-245	342,202	1,758,588
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205	636,323	1,157,503
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162	4,638	74,366
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161	1	9,219
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159	6,050	138,790
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158	4,374	24,584
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157	7,861	9,295
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164	64	8,959
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250	20,552	44,315
Fidelity VIP Growth Portfolio Initial Class - 02-210	416,547	4,070,440
Fidelity VIP High Income Portfolio Initial Class - 02-215	105,084	206,073
Fidelity VIP Index 500 Portfolio Initial Class - 02-225	377,755	1,225,094
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941	1,139	2,413
Fidelity VIP Overseas Portfolio Initial Class - 02-220	65,152	170,107
Franklin Allocation VIP Fund 1 Class - 02-908	925	9,827
Franklin Small Cap Value VIP Fund 1 Class - 02-906	55,706	1,382,060
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK	3,346,131	3,832,624
Invesco V.I. Core Equity Fund Series II Class - 02-826	1	92
Invesco V.I. Diversified Dividend Fund Series I Class - 02-861	3,149	21,775
Invesco V.I. Global Real Estate Fund Series I Class - 02-825	2,373	2,853
Invesco V.I. Health Care Fund Series I Class - 02-815	10,266	52,331
Invesco V.I. High Yield Fund Series I Class - 02-830	1,239	12,282
Invesco V.I. International Growth Fund Series II Class - 02-827	1,628	4,018
Janus Henderson Balanced Portfolio Service Class - 02-611	115,679	777,654
Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607	880,359	468,425
Janus Henderson Forty Portfolio Institutional Class - 02-602	96,295	15,745
Janus Henderson Global Research Portfolio Institutional Class - 02-606	148,538	917,026
Janus Henderson Mid Cap Value Portfolio Service Class - 02-259	597	646
Janus Henderson Overseas Portfolio Service Class - 02-609	8,943,495	402,788
LVIP American Century Capital Appreciation Fund I Class - 02-410	6,157	6,861
LVIP American Century Disciplined Core Value Fund I Class - 02-425	34,761	310,739
LVIP American Century International Fund I Class - 02-420	166,252	8,460,487
LVIP American Century Mid Cap Value Fund II Class - 02-397	2,911	5,038
LVIP American Century Ultra Fund I Class - 02-122	18,046	24,269
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866	7,102	13,260
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870	14,249	39,478

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Neuberger Berman Short Duration Bond Portfolio I Class - 02-875	4,557	7,117
Pioneer Bond VCT Portfolio I Class - 02-CPG	152,951	252,070
Pioneer Equity Income VCT Portfolio I Class - 02-CPF	212,599	664,700
Pioneer Equity Income VCT Portfolio II Class - 02-598	1,420	849
Pioneer Fund VCT Portfolio I Class - 02-596	118,644	197,668
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597	134,359	269,341
Royce Capital Small-Cap Portfolio Investor Class - 02-750	2,892	16,894
T. Rowe Price Blue Chip Growth Portfolio - 02-124	16,291	44,125
T. Rowe Price Equity Income Portfolio - 02-580	142,694	608,815
T. Rowe Price Limited-Term Bond Portfolio - 02-585	33,271	65,204
T. Rowe Price Mid-Cap Growth Portfolio - 02-586	88,238	272,077
Templeton Foreign VIP Fund 2 Class - 02-909	10,708	2,624
Templeton Global Bond VIP Fund 1 Class - 02-907	3,968	4,860
Vanguard VIF Diversified Value Portfolio - 02-190	7,221	6,659
Vanguard VIF Mid-Cap Index Portfolio - 02-118	348,451	285,417
Vanguard VIF Small Company Growth Portfolio - 02-119	735,373	45,554
Vanguard VIF Total Bond Market Index Portfolio - 02-121	644,095	681,181
Total	$18,935,832	$30,949,438

5.  Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 29, 2026, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2025 and 2024

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2025 and 2024

(In thousands)

	2025	2024
Admitted assets
Bonds, at amortized cost (fair value of $10,512,977 and $10,689,170)	$10,387,947	$11,549,070
Stocks
Preferred, at cost (fair value of $14,999)	15,000	15,000
Common, at fair value
Affiliated (cost of $2,964)	9,264	10,951
Unaffiliated (cost of $68,990 and $68,521)	68,991	69,559
Mortgage loans	1,749,303	2,556,978
Real estate	87,662	88,592
Other invested assets	711,136	672,499
Receivables for securities	130	6,172
Securities lending reinvested collateral	414,066	356,960
Derivatives	11,734	13,634
Contract loans	900,061	771,468
Cash, cash equivalents and short-term investments (fair value of $286,545 and $373,052)	286,534	373,029
Total cash and invested assets	14,641,828	16,483,912
Other
Premiums deferred and uncollected	107,067	99,049
Reinsurance receivables	64,473	51,215
Investment income due and accrued	117,163	126,470
Federal income tax recoverable	43,573	57,729
Net deferred tax asset	112,051	122,283
Corporate owned life insurance	586,040	548,492
Admitted disallowed IMR	35,447	75,607
Other assets	37,412	74,007
Total admitted assets, excluding separate accounts	15,745,054	17,638,764
Separate account assets	20,006,808	22,098,831
Total admitted assets	$35,751,862	$39,737,595

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2025 and 2024

(In thousands, except share amounts)

	2025	2024
Liabilities and surplus
Policy reserves
Life reserves	$3,909,356	$3,713,686
Annuity reserves	6,843,395	9,702,761
Accident and health reserves	218,347	234,972
Other reserves	51,393	61,567
	11,022,491	13,712,986
Policy and contract liabilities
Deposit-type contracts	1,297,515	1,658,259
Policy claims in process of settlement	70,455	68,863
Policy dividends payable	41,423	35,339
Other policy and contract liabilities	28,968	19,330
	1,438,361	1,781,791
General liabilities and other reserves
Accrued commissions and general expenses	260,721	270,355
Taxes, licenses and fees	11,158	7,084
Asset valuation reserve	206,233	211,978
Payable for securities lending	414,066	356,960
Funds held under coinsurance	1,089,364	-
Derivatives	6,083	2,947
Other liabilities	124,809	186,213
Total liabilities, excluding separate accounts	14,573,286	16,530,314
Separate account liabilities	20,006,808	22,098,831
Total liabilities	34,580,094	38,629,145

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	379,250	369,250
Special surplus funds - admitted disallowed IMR	35,447	75,607
Unassigned surplus	677,071	583,593
Total surplus	1,171,768	1,108,450
Total liabilities and surplus	$35,751,862	$39,737,595

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Premium and other income
Premiums, net of reinsurance	$(22,293,967)	$5,244,462
Net investment income	655,745	742,119
Amortization (accretion) of interest maintenance reserve	(6,190)	(4,661)
Ceding commissions, expense allowances and reserve adjustments	122,694	66,442
Other income	65,654	183,139
Change in modified coinsurance on separate accounts	15,624,921	-
	(5,831,143)	6,231,501
Benefits and expenses
Benefits	1,152,832	5,536,792
Increase (decrease) in policy and contract reserves	(2,690,496)	805,547
Separate account transfers	(4,986,647)	(813,280)
General expenses	389,313	484,238
Commissions and service fees	207,665	212,298
Taxes, licenses and fees	30,899	36,904
Other expenses	7,057	3,249
	(5,889,377)	6,265,748
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	58,234	(34,247)

Dividends to policyholders	44,220	38,368
Federal income tax expense (benefit)	12,068	(38,101)
Net gain (loss) from operations before net realized capital gains (losses)	1,946	(34,514)

Net realized capital gains (losses), (excluding transfers to the IMR) less capital gains tax of ($14,695) and $13,977, excluding taxes transferred to the interest maintenance reserve of ($17,942) and ($18,039), in 2025 and 2024, respectively	9,208	(24,102)
Net income (loss)	$11,154	$(58,616)

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Surplus, beginning of year	$1,108,450	$1,153,916

Net income (loss)	11,154	(58,616)
Change in unrealized gains (losses)	(14,631)	9,126
Change in net unrealized gains (losses) on foreign exchange	6,843	2,719
Change in net deferred income tax	(5,708)	20,148
Change in asset valuation reserve	5,745	(7,624)
Change in nonadmitted assets	24,080	(14,344)
Change in surplus as a result of reinsurance	32,515	-
Surplus adjustment paid in	10,000
Change in pension asset	(1,202)	3,125
Prior period adjustment	(5,478)	-
Surplus, end of year	$1,171,768	$1,108,450

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Cash from operations
Premiums and other policy considerations	$1,768,422	$5,243,091
Investment income	649,438	754,995
Other income	209,312	270,877
	2,627,172	6,268,963

Benefits and separate account transfers	1,445,040	4,718,927
Commissions and general expenses	361,718	735,892
Federal income taxes including ($32,637) and ($4,062) for 2025 and 2024, respectively, on capital gains (losses)	(36,182)	(21,070)
Dividends to policyholders	38,122	32,199
	1,808,698	5,465,948
Net cash provided (used) from operations	818,474	803,015

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	684,715	1,208,047
Stocks	-	10,011
Mortgage loans	183,742	220,243
Other invested assets	60,112	37,615
Miscellaneous proceeds	34,925	75,745
	963,494	1,551,661

Cost of investments acquired
Bonds	1,268,857	1,301,355
Stocks	470	1,712
Mortgage loans	247,576	346,683
Real estate	5,351	6,706
Other invested assets	116,964	103,247
Miscellaneous applications	121,483	43,333
	1,760,701	1,803,036
Increase in contract loans	128,593	117,560
Net cash provided (used) from investments	(925,800)	(368,935)

Cash from financing and miscellaneous sources
Paid in surplus	10,000	-
Net deposits on deposit-type contracts	(48,104)	(209,280)
Other sources (uses)	58,935	26,710
Net cash provided (used) from financing and miscellaneous sources	20,831	(182,570)
Net change in cash	(86,495)	251,510
Cash and cash equivalents, beginning of year	373,029	121,519

Cash and cash equivalents, end of year	$286,534	$373,029

Supplemental disclosures for non-cash transactions:
Capitalized interest	$6,731	$6,526
Transfers of invested assets under coinsurance ceded agreement, net of IMR	2,543,467	-

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-six percent of AUL’s direct premiums for the year ended December 31, 2025 were generated in six states: California, Texas, Indiana, Florida, Pennsylvania and Illinois.

In December 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2025 and 2024 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2025	2024
Audited statutory net income (loss), Indiana state basis		$11,154	$(58,616)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(9,034)	(17,429)
Statutory net income (loss), NAIC SAP		$20,188	$(41,187)

Audited statutory surplus, Indiana state basis		$1,171,768	$1,108,450
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(8,526)	508
Statutory surplus, NAIC SAP		$1,180,294	$1,107,942

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities, and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Correction of Error

In 2025, the Company identified an overstated receivable during a review of receivables, payables and suspense. As a result, 2024 total surplus and current federal income tax were both overstated by $1.4 million. The overstated receivable of $6.9 million within other assets was fully non-admitted at December 31, 2024, thus the write-down of the receivable did not impact net surplus, however the tax impact of the write down did impact surplus for $1.4 million. This was corrected directly through surplus in 2025.

Investments

Effective January 1, 2025, the Company adopted revisions to the NAIC SAP related to the Principles-Based Bond Definition (“PBBD”) project, which revised the definition, classification, accounting, and reporting of bond investments. The revised guidance primarily affects Statement of Statutory Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 - Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets, and requires the classification of debt securities based on a principles-based assessment of whether the instrument represents a creditor relationship and qualifies as either an Issuer Credit Obligation (“ICO”) or an Asset-Backed Security (“ABS”).

Upon adoption, the Company evaluated its investment portfolio under the revised guidance for potential reclassification of certain investments previously reported as bonds to other invested asset categories. However, all bond investments held by the Company and previously reported on Schedule D remained eligible for Schedule D reporting under the new bond definition. The adoption of this guidance did not result in a cumulative effect adjustment to surplus as of January 1, 2025.

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its asset-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee. Residual tranche investments are reported at the lower of amortized cost or market with income recognized using the Allowable Earned Yield method as prescribed by SSAP No. 21 – Other Admitted Assets.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2025, the cash surrender value in an investment vehicle is $586.0 million and is allocated into the following categories based on primary underlying investment characteristics: 11% bonds, 26% stocks, 2% mortgage loans, 0% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Valuation adjustments for other-than-temporary impairments of asset-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $207.7 million and $157.1 million as of December 31, 2025 and 2024, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2025 and 2024 was $39.4 million and $29.9 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2025. The Company has also admitted a net negative (disallowed) IMR balance of $0.3 million related to its separate accounts.

Net negative (disallowed) IMR	$35,447
Admitted disallowed IMR	35,447
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,045,535
Admitted disallowed IMR % of adjusted capital and surplus:	3.4%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health, and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The Board of Directors approve the dividend scale.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $1.3 million and $1.7 million for the years ended December 31, 2025 and 2024, respectively. Future lease commitments are as follows: 2026, $0.8 million; 2027, $0.8 million; 2028, $0.6 million; 2029, $0.1 million; 2030 and thereafter, $0.0 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, McCready & Keene, Inc. (sold in April 2025), and OneAmerica Retirement Services, LLC (sold in January 2025). Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2025 and 2024, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The Company also uses derivatives, including credit default swap indexes, to hedge credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance requires derivative instruments used in economic hedging transactions to be marked-to-market and recognized at fair value on the Statutory Statements of Admitted Assets, Liabilities, and Surplus, with changes in fair value reported in unassigned surplus as unrealized gains or losses. At the time the contracts expire or are terminated, any gain or loss is reported as a capital gain or loss in the Statutory Statement of Operations and are reduced by amounts transferred to the Interest Maintenance Reserve (“IMR”). Foreign currency swaps which qualify as cash flow hedges are carried at the cumulative unrealized gain/loss on the contract, with current period translation adjustments reflected as unrealized gains/losses through unassigned surplus. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2025, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2025, statutory surplus was $675.8 million and $61.4 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2025 and 2024 for such services were $130.0 million and $128.9 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,883.4 million and $1,741.3 million at December 31, 2025 and 2024, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made all seven contributions agreed to in the permitted practice. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million in both 2025 and 2024 from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million in both 2025 and 2024. The Company made no capital contribution to OAS in 2024 or 2025. The Company received dividends of $7.0 million from OAS in 2025 and no dividends in 2024.

The Company earned fees of $0.2 million and $0.8 million in 2025 and 2024, respectively, from the McCready & Keane Inc. management services agreement. During April 2025 McCready and Keane Inc. was sold.

The Company earned fees of $0.0 million and $0.1 million in 2025 and 2024, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2025 or 2024. During 2025 and 2024, the Company recognized a realized impairment loss of $0.7 million and $0.8 million, respectively, on its investment in RMS.

During 2024, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $9.2 million. Effective January 1, 2025, OneAmerica sold OARS to Voya Financial as a part of the transaction described in Note 11.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $21.4 million and $11.2 million in 2025 and 2024, respectively. OAM also provides investment management services to AUL and fees for this service were $18.1 million and $15.7 million in 2025 and 2024, respectively.

Intercompany services are settled monthly.

4.	Investments

Revisions to SSAP No. 26 – Bonds, and SSAP No. 43 – Asset-Backed Securities adopted August 2023, to incorporate the Principles Based Bond Definition (“PBBD”) concepts were effective January 1, 2025. Bonds reported in the accompanying statutory financial statements are classified in accordance with the revised PBBD included in SSAP No. 26 – Bonds. Under this guidance, qualifying debt securities are classified as either Issuer Credit Obligations or Asset-Backed Securities based on an evaluation of the substance of the creditor relationship, the primary source of repayment, and substantive credit enhancements and meaningful cash flows, if applicable. The Company’s evaluation of its investment portfolio under the revised bond definition did not result in material changes to the classification of invested assets.

The transition guidance is to be applied prospectively beginning with the first year of adoption. The following disclosures have been modified to conform to the new bond categories and sub-categories as prescribed by the NAIC. For disclosures that provide comparative information, the prior year information is not restated.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
		Unrealized		Fair
2025	Admitted	Gains	Losses	Value
Issuer credit obligations (unaffiliated)
U.S. government obligations	$3,903	$11	$-	$3,914
Non-U.S. sovereign jurisdiction securities	110,693	332	16,334	94,691
Municipal bonds - general obligations	143,610	1,590	26,897	118,303
Municipal bonds - special revenue	80,956	485	13,792	67,649
Corporate bonds	6,628,948	77,904	694,999	6,011,853
Single entity backed obligations	254,388	2,008	40,775	215,621
Bonds issued by funds representing operating entities	190,281	103	14,402	175,982
Bank loans - acquired	174,709	527	2,553	172,683
Other issuer credit obligations	63,656	1,960	623	64,993
Total issuer credit obligations	$7,651,144	$84,920	$810,375	$6,925,689

Asset-backed securities (unaffiliated)
Financial asset-backed securities – self-liquidating
Agency residential mortgage-backed securities	$962,106	$21,150	$16,756	$966,500
Agency commercial mortgage-backed securities	276,479	411	33,053	243,837
Non-agency residential mortgage-backed securities	103,148	693	4,390	99,451
Non-agency commercial mortgage-backed securities	10,501	-	572	9,929
Non-agency – CLOs/CBOs/CDOs	887,889	1,928	4,772	885,045
Other financial asset-backed securities	348,588	1,720	17,012	333,296

Non-financial asset-backed securities – practical expedient
Lease-backed securities	14,032	40	430	13,642

Non-financial asset-backed securities – full analysis
Lease-backed securities	66,900	171	5,534	61,537
Other non-financial asset-backed securities	67,160	428	3,407	64,181
Total asset-backed securities	$2,736,803	$26,541	$85,926	$2,677,418

Total bonds	$10,387,947	$111,461	$896,301	$9,603,107

				Estimated
	Admitted	Unrealized		Fair
2024	Value	Gains	Losses	Value
U.S. government bonds	$928,888	$2,901	$56,580	$875,209
All other government bonds	128,006	75	22,474	105,607
Special revenue and special assessment	617,990	2,062	38,124	581,928
Hybrid bonds	45,452	4,934	555	49,831
Industrial and miscellaneous	9,828,734	66,613	994,945	8,900,402
Total bonds	$11,549,070	$76,585	$1,112,678	$10,512,977

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
2025	Value	Losses	Value	Losses	Value	Losses
Issuer credit obligations (unaffiliated)
Non-U.S. sovereign jurisdiction securities	$2,289	$41	$80,075	$16,293	$82,364	$16,334
Municipal bonds - general obligations	-	-	89,887	26,897	89,887	26,897
Municipal bonds - special revenue	1,922	17	57,419	13,775	59,341	13,792
Corporate bonds	428,785	6,579	4,034,871	688,420	4,463,656	694,999
Single entity backed obligations	17,031	241	145,531	40,534	162,562	40,775
Bonds issued by funds representing operating entities	-	-	160,879	14,402	160,879	14,402
Bank loans - acquired	33,130	451	39,315	2,102	72,445	2,553
Other issuer credit obligations	-	-	12,377	623	12,377	623
Total issuer credit obligations	483,157	7,329	4,620,354	803,046	5,103,511	810,375

Asset-backed securities (unaffiliated)
Financial asset-backed securities – self-liquidating
Agency residential mortgage-backed Securities	$44,884	$325	$234,296	$16,431	$279,180	$16,756
Agency commercial mortgage-backed securities	24,918	309	200,669	32,744	225,587	33,053
Non-agency residential mortgage-backed securities	9,582	64	52,771	4,326	62,353	4,390
Non-agency commercial mortgage-backed securities	-	-	9,928	572	9,928	572
Non-agency – CLOs/CBOs/CDOs	54,418	292	106,694	4,480	161,112	4,772
Other financial asset-backed securities	17,162	1,108	187,005	15,904	204,167	17,012

Non-financial asset-backed securities – practical expedient
Lease-backed securities	-	-	9,443	430	9,443	430

Non-financial asset-backed securities – full analysis
Lease-backed securities	-	-	56,813	5,534	56,813	5,534
Other non-financial asset-backed securities	10,484	16	35,954	3,391	46,438	3,407
Total asset-backed securities	161,448	2,114	893,573	83,812	1,055,021	85,926
Total bonds	$644,605	$9,443	$5,513,927	$886,858	$6,158,532	$896,301

	Less than		12 Months
	12 Months		or More		Total
2024	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$379,290	$17,663	$201,281	$38,917	$580,571	$56,580
All other government bonds	8,605	184	83,606	22,290	6,803	22,474
Special revenue and assessment	175,398	5,007	219,785	33,117	75,910	38,124
Hybrid bonds	-	-	2,833	555	2,430,793	555
Industrial and miscellaneous	1,025,495	36,260	4,783,200	958,685	5,808,695	994,945
Total bonds	$1,588,788	$59,114	$5,290,705	$1,053,564	$8,902,772	$1,112,678

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. In 2025, the Company reported $10.7 million of bond impairments related to other-than-temporary declines in fair value, of which $9.5 million was within coinsurance funds withheld investments and ceded to the reinsurer, for a net impact of $1.2 million. In 2024, the Company reported $78.5 million of bond impairments related to the intent to sell as a part of the Voya transaction described in Note 11. The impairment amounts were reported as realized losses and the ceded amounts were reported within other expenses, as required by statutory accounting principles. The book value of the impaired bonds was $20.6 million and $1,186.8 million at the time of the write-downs in 2025 and 2024, respectively.

The admitted value and estimated fair value of bonds at December 31, 2025, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Issuer credit obligations
Due in one year or less	$269,059	$266,703
Due after one year through five years	979,735	946,287
Due after five years through ten years	1,064,350	1,006,460
Due after ten years through twenty years	2,601,289	2,348,091
Due after twenty years	2,736,711	2,358,148
Total issuer credit obligations	7,651,144	6,925,689

Asset-backed securities
Due in one year or less	$296,096	$293,910
Due after one year through five years	649,547	639,785
Due after five years through ten years	974,297	957,244
Due after ten years through twenty years	615,026	592,384
Due after twenty years	201,837	194,094
Total asset-backed securities	2,736,803	2,677,417
Total bonds	$10,387,947	$9,603,106

Proceeds from sales of investments in bonds during 2025 and 2024 were $1,688.7 million and $270.9 million, respectively. Gross gains of $20.1 million and $0.4 million and gross losses of $4.5 million and $10.3 million were realized on those disposals in 2025 and 2024, respectively.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 6 CUSIPS with a total of $0.4 million of investment income generated.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Asset-backed securities owned at December 31, 2025 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$2,114
	12 months or longer	$83,813

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$161,448
	12 months or longer	$893,573

Total capital gains (losses) of ($85.4) million and ($85.9) million before tax were transferred to IMR in 2025 and 2024, respectively.

At December 31, 2025 and 2024, the common stock unrealized appreciation of $6.3 million and $9.0 million, respectively, is comprised of $7.9 million and $9.3 million of unrealized gains, respectively, and $1.6 million and $0.3 million of unrealized losses, respectively, and has been reflected directly in surplus. In 2025 and 2024, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2025	2024
Interest	$613,399	$695,973
Dividends	14,200	7,981
Rental income	16,491	18,292
Other	56,165	59,250
Gross investment income	700,255	781,496

Less investment expenses	44,510	39,377
Net investment income	$655,745	$742,119

Net investment income includes $6.7 million and $6.5 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2025 and 2024, respectively.

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2025	2024
Interest income due and accrued
Gross	$117,163	$126,470
Nonadmitted	-	-
Admitted	$117,163	$126,470

At December 31, 2025 and 2024, investments in bonds with an admitted asset value of $3.9 million and $3.8 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $36.9 million and $56.3 million at December 31, 2025 and 2024, respectively. AUL had $414.4 million and $357.6 million outstanding commitments on its other invested assets portfolio as of December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Effective January 1, 2025, the Company elected to apply the Allowable Earned Yield method to all residual tranche investments in accordance with SSAP No. 21 – Other Admitted Assets, as revised by the PBBD. For residual tranche investments previously accounted for under the equity method, the Company recognized $4.5 million of unrealized gains as of December 31, 2024 on these positions as realized, with the $31.7 million carrying value at that date establishing the January 1, 2025 cost basis for subsequent measurement, as prescribed by the transition guidance for residual tranches in SSAP No. 21.

AUL did not hold any structured notes at December 31, 2025 or 2024.

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	9,264	-	9,264	6/21/2024	Sub-2	Y	6,832	N
MRO-A	1,773	1,773	-	N/A	N/A	N/A	N/A	N/A
Total	$11,037	$1,773	$9,264

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2025, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2025		2024
	Amount	% of Total	Amount	% of Total
Apartments	$309,571	17.6%	$561,539	22.0%
Industrial/warehouse	686,020	39.2%	797,157	31.2%
Medical office	4,618	0.3%	30,907	1.2%
Office	251,310	14.4%	288,702	11.3%
Retail	463,386	26.5%	841,712	32.8%
Other	36,050	2.1%	37,541	1.5%
Subtotal gross mortgage loans	1,750,955	100.1%	2,557,558	100.0%
Valuation allowance	(1,652)		(580)
Balance, end of year	$1,749,303		$2,556,978

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

During 2025, the minimum and maximum lending rates for mortgage loans were 4.5 percent and 6.9 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 76.6 percent. As of December 31, 2025 and 2024, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2025 or 2024.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

The Company did not consider any mortgage loans to be impaired for the years ended December 31, 2025 and 2024 and did not hold a related allowance for losses during those periods.

	2025 Unpaid Principal Balance	2024 Unpaid Principal Balance
Apartments	$309,571	$561,539
Industrial/warehouse	686,020	797,157
Medical office	4,618	30,907
Office	251,310	288,702
Retail	463,386	841,712
Other	36,050	37,541
Balance, end of year	$1,750,955	$2,557,558

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2025	2024
CM1 - high quality	$1,351,087	$2,140,900
CM2 - high quality	352,267	390,830
CM3 - medium quality	44,636	23,898
CM4 - low medium quality	1,314	1,350
CM5 - low quality	-	-
	-	-
Subtotal - CM category	1,749,304	2,556,978

Valuation adjustment	(1,652)	(580)

Total	$1,747,652	$2,556,398

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2025 or 2024. The Company did not restructure any mortgage loans in 2025 or 2024.

AUL had outstanding mortgage loan commitments of approximately $29.7 million and $22.3 million at December 31, 2025 and 2024, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate, credit, and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes, clearing houses, and the foreign exchange market and are primarily contracted in the over the counter (OTC) market. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company uses foreign currency interest rate swaps to hedge the currency risk of certain foreign currency-denominated long-term bonds owned and are designated as cash flow hedges. Under these foreign currency swaps, the Company agrees to pay, at specified intervals, fixed rate foreign currency-denominated interest payments to the counterparty in exchange for fixed rate U.S. dollar-denominated interest payments. These interest payments are calculated by reference to agreed upon notional principal amounts. The net amount received is reported as a component of investment income. At maturity, the Company will pay the foreign currency-denominated notional amount to the counterparty in exchange for the U.S. dollar-denominated notional amount. By entering into these foreign currency swaps, the Company has effectively converted foreign currency-denominated assets into U.S. dollar-denominated assets. Upon termination, gains or losses will be recognized immediately in the summary of operations, in a manner consistent with the hedged item.

The Company may be exposed to credit spread risk on uninvested cash. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes shorting investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2025, the fair value of derivative assets and liabilities were $13.5 million and $4.1 million, respectively. As of December 31, 2024, the fair value of derivative assets and liabilities were $15.9 million and $2.9 million, respectively. The change in unrealized gains and losses was ($6.2) million and $2.0 million, net (loss) gain recognized in 2025 and 2024, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company received cash collateral from counterparties in the amount of $9.3 million and $13.4 million at December 31, 2025 and 2024, respectively. The Company maintained ownership of any collateral delivered. The Company delivered cash collateral to counterparties in the amount of $9.8 million and $10.8 million at December 31, 2025 and 2024, respectively. The cash collateral is included in cash and cash equivalents and the obligation to return it is included in other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2025		2024
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$41,600	$5,922	$35,150	$4,536
Written S&P 500 call options	41,600	(2,032)	35,150	(1,742)
Credit default swaps index	253,300	5,811	226,050	5,125
Foreign currency swaps	70,393	(8)	80,061	5,331
U.S. Treasury futures	105,300	(224)	127,000	(247)
Net fair value		$9,469		$13,003

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

				Gross
				Admitted and
				Nonadmitted
				Restricted to
				Total
	Total General Account		Change	Admitted
Restricted Asset Category	2025	2024	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$67,031	$66,561	$470	0.2%
On deposit with states	3,903	3,827	76	0.0%
Bonds held for the FHLBI collateral	582,660	756,971	(174,311)	1.6%
Bonds held for assumed reinsurance	77,017	102,811	(25,794)	0.2%
Mortgage loans held for the FHLBI collateral	1,426,333	1,443,350	(17,017)	4.0%
Collateral held under security lending agreement	414,066	356,960	57,106	1.2%
Total restricted assets	$2,571,010	$2,730,480	$(159,470)	7.2%

The Company held cash collateral at fair value in the amount of $414.4 million and $357.5 million as of December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Reinvested collateral assets as of December 31, 2025 are as follows:

	2025		2024
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(248)	$(194)	$(378)	$(324)
30 Days or Less	73,593	73,594	80,655	80,657
31 to 60 Days	-	-	6,045	6,048
61 to 90 Days	-	-	13,300	13,309
91 to 120 Days	-	-	12,721	12,745
121 to 180 Days	1,731	1,731	35,411	35,461
181 to 365 Days	210,729	210,912	163,763	164,121
1 to 2 Years	126,970	127,037	45,443	45,520
2 to 3 Years	1,291	1,291	-	-
Greater than 3 Years	-	-	-	-
Subtotal	414,066	414,371	356,960	357,537
Securities received	-	-	-	-
Total collateral reinvested	$414,066	$414,371	$356,960	$357,537

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2025 and 2024 as follows:

	2025	2024
Description of Collateral	Amortized Cost	Amortized Cost
Asset backed securities	$33,382	$41,525
Issuer credit obligations	94,879	3,918
Total collateral extending beyond one year of the reporting date	$128,261	$45,443

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities lending reinvested collateral assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2025 and 2024 are as follows:

	2025	2024
Assets:
Asset backed securities	$33,382	$132,509
Issuer credit obligations	94,879	224,451
Cash, cash equivalents and short-term investments	285,805	-
Total securities lending collateral	$416,091	$358,984

Liabilities:
Payable for securities lending	$416,091	$358,984

The Company does not have any transfers of receivables with recourse.

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.5 million and $14.7 million for investment properties and $73.1 million and $73.8 million for the home office at December 31, 2025 and 2024, respectively. Depreciation expense on real estate amounted to $6.3 million and $5.7 million in 2025 and 2024, respectively.

Income from real estate for 2025 and 2024 includes $6.1 million and $6.9 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2025 or 2024.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,051.4 million and $1,170.0 million as of December 31, 2025 and 2024, respectively. The amount of the related reserve was $8.7 million and $9.8 million, for December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2025	2024
Life and accident and health reserves
Individual, group and credit life policies	$4,559,343	$4,290,830
Annuities and deposit administration funds	11,569,028	11,760,689
Accident and health and other reserves	1,792,709	1,844,976
Less reinsurance ceded	(6,898,589)	(4,183,509)
	$11,022,491	$13,712,986

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2025		2024
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,329,180	4.0%	$1,416,780	4.0%
At book value less surrender charges	462,159	1.4%	414,750	1.2%
At market value	19,315,699	58.3%	21,403,353	60.4%
	21,107,038	63.7%	23,234,883	65.6%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,851,790	14.6%	5,421,970	15.3%
Not subject to discretionary withdrawal	7,161,259	21.6%	6,783,380	19.1%
	$33,120,086	100.0%	$35,440,233	100.0%
Less reinsurance ceded	(5,135,221)		(2,125,481)

	$27,984,865		$33,314,752

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2025:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$-	$24,024	$27,035	$-	$-	$-
Universal Life	72,836	83,069	75,077	-	-	-
Other Permanent Cash Value Life Insurance	-	1,493,762	3,843,653	-	-	-
Variable Universal Life	9,947	9,694	5,785	163,246	159,096	163,435

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	607,774	-	-	-
Accidental Death Benefits	-	-	108	-	-	-
Disability - Active Lives	-	-	22,245	-	-	-
Disability - Disabled Lives	-	-	37,014	-	-	-
Miscellaneous Reserves	-	-	46,294	-	-	-
Total gross	$82,783	$1,610,549	$4,664,985	$163,246	$159,096	$163,435
Reinsurance Ceded	-	-	704,235	-	-	-
Total	$82,783	$1,610,549	$3,960,749	$163,246	$159,096	$163,435

Reconciliation of total life actuarial reserves at December 31, 2025

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,909,356
Accidental Death Benefits	104
Disability - Active Lives	6,815
Disability - Disabled Lives	30,272
Miscellaneous Reserves	14,203
Subtotal	$3,960,749
Separate Accounts Annual Statement
Life Insurance	$163,435
Accident and health	-
Miscellaneous reserves	-
Subtotal	$163,435
Combined Total	$4,124,184

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2025		2024
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$20,971	$10,970	$20,118	$10,463
Ordinary renewal	94,475	91,349	92,680	89,009
Group life	4,934	4,934	2,726	2,726
Group annuity	1,438	1,438	859	859
	$121,818	$108,691	$116,383	$103,057

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $9.4 million and $9.3 million at December 31, 2025 and 2024, respectively. This represented 3.0 percent and 3.1 percent of the total net premiums written for group life and health in 2025 and 2024, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts. At December 31, 2025 and 2024, separate accounts included $19,056.0 million and $615.8 million, respectively, attributable to balances reinsured pursuant to modified coinsurance arrangements.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2025	2024
Product
Life insurance	$163,761	$147,529
Individual annuities	281,615	294,089
Group annuities	19,561,432	21,657,213
Total	$20,006,808	$22,098,831

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2025	2024
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,172,381	$2,932,835
Transfers from separate accounts	7,247,021	3,820,487
Net transfers to (from) separate accounts	(5,074,640)	(887,652)

Reconciling adjustment (separate accounts statements does not include reinsurance)
Modified coinsurance treaties	5,066,749	74,372

Net separate account transfers as reported in the statements of operations	$(7,891)	$(813,280)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2025	2024
Premiums, considerations or deposits	$2,172,381	$2,932,835
Reserves at December 31
For accounts with assets at
Market value	$19,479,134	$21,550,397
Amortized cost	528,256	550,363
Total reserves	$20,007,390	$22,100,760

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	19,479,134	21,550,397
At book value without market value adjustment and with current surrender charge of less than 5%	-	-
	19,479,134	21,550,397
Not subject to discretionary withdrawal	528,256	550,363
Total	$20,007,390	$22,100,760

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension post-retirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Benefits plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2025	2024	2025	2024
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$60,454	$62,613
Service cost	-	-	747	1,048
Interest cost	-	-	3,173	3,149
Contribution by plan participants	-	-	1,331	1,315
Actuarial (gain) loss	-	-	1,749	(2,536)
Benefits paid	-	-	(5,102)	(5,135)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$62,352	$60,454

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

	Postretirement Benefits
	2025	2024
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,771	3,821
Plan participants' contributions	1,331	1,314
Benefits paid	(5,102)	(5,135)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$63,953	$63,492
Liability for pension benefits	(1,601)	(3,038)
Total liabilities recognized	$62,352	$60,454
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$747	$1,048
Interest cost	3,173	3,149
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(546)	(577)
Prior service cost or credit	629	606
Gain or loss recognized due to a settlement or curtailment	(106)	-
Total net periodic benefit cost	$3,897	$4,226

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$8,253	$3,645
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	629	606
Net gain and loss arising during the period	(1,247)	4,579
Net gain and loss recognized or transferred to parent	(546)	(577)
Items not yet recognized as a component of net periodic cost - current year	$7,089	$8,253

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(2,147)	(2,776)
Net recognized gains and (losses)	9,235	11,029

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2025	2024
Discount rate	5.74%	5.27%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2025	2024
Discount rate	5.41%	5.72%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along the yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2026 rate of 7.50% until the ultimate rate of 5.00% is reached in 2036.

The Company expects to contribute $4.2 million to its other post-retirement benefit plans in 2026.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2026	$4,152
2027	4,292
2028	4,271
2029	4,556
2030	4,972
Years 2031-2035	25,944

In 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs (income) was ($1.3) million and ($7.9) million for 2025 and 2024, respectively. The net period benefit income in 2024 was driven by a curtailment gain event related to the sale of the Recordkeeping business, with the Company’s share of the curtailment gain of $12.0 million. This was partially offset by accelerated termination benefits resulting from the Recordkeeping business sale of $1.4 million and other period benefit costs of $2.8 million. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded post-retirement benefit obligation and the determination of the net post-retirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $5.0 million and $6.8 million for 2025 and 2024, respectively. As of December 31, 2025, the fair value of the plan assets was $528.6 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2025 or 2024 plan year. The Company’s contribution to the plan was $2.2 million and $2.1 million in safe harbor matching contributions for 2025 and 2024, respectively. As of December 31, 2025, the fair value of the plan assets was $61.9 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other post-retirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other post-retirement benefit plans was $5.6 million and $7.1 million for 2025 and 2024, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2025
	Ordinary	Capital	Total
Gross deferred tax assets	$251,779	$2,434	$254,213
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	251,779	2,434	254,213
Deferred tax asset nonadmitted	(86,236)	-	(86,236)
Subtotal net admitted deferred tax asset	165,543	2,434	167,977
Deferred tax liabilities	(55,926)	-	(55,926)
Net admitted deferred tax asset	$109,617	$2,434	$112,051

(Increase) Decrease in nonadmitted tax asset			$(6,736)

	2024
	Ordinary	Capital	Total
Gross deferred tax assets	$248,318	$16,095	$264,413
Less: valuation allowance	(4,101)	-	(4,101)
Adjusted gross deferred tax asset	244,217	16,095	260,312
Deferred tax asset nonadmitted	(79,500)	-	(79,500)
Subtotal net admitted deferred tax asset	164,717	16,095	180,812
Deferred tax liabilities	(58,529)	-	(58,529)
Net admitted deferred tax asset	$106,188	$16,095	$122,283

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2025			2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	109,617	2,434	112,051	106,188	16,095	122,283
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	109,617	2,434	112,051	106,188	16,095	122,283
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	192,991	-	-	182,363
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	55,926	-	55,926	58,529	-	58,529
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$165,543	$2,434	$167,977	$164,717	$16,095	$180,812

Ratio percentage used to determine recovery period and threshold			893%			744%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,286,607			$1,215,755

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2025		2024		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$251,779	$2,434	$244,217	$16,095	$7,562	$(13,661)
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	1.6%	100.0%	0.5%	1.3%	1.1%	98.7%
Net admitted adjusted gross DTAs	165,543	2,434	164,717	16,095	826	(13,661)
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.5%	100.0%	0.8%	1.3%	1.7%	98.7%

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2025	2024	Change
Gross deferred tax assets	$254,213	$260,312	$(6,099)
Deferred tax liabilities	55,926	58,529	(2,603)
Net deferred tax asset	198,287	201,783	(3,496)
Tax effect of unrealized gains (losses)	(5,108)	(7,320)	2,212
Net deferred income tax asset, excluding unrealized gains	$203,395	$209,103	$(5,708)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2025	2024
Deferred tax assets
Policyholder reserves	$101,462	$97,227
Investments	93	772
Deferred acquisition costs	46,113	42,012
Policyholder dividend accrual	4,773	3,747
Fixed and amortizable assets	257	426
Compensation and benefits accrual	39,964	39,996
Receivables nonadmitted	41,340	47,207
Net operating loss carryforwards	-	-
Tax credit carryforward	5,537	10,632
Initial consideration of Voya transaction	2,704	-
Other	9,536	6,299
Ordinary deferred tax assets	251,779	248,318
Statutory valuation allowance adjustment	-	(4,101)
Adjusted gross deferred tax asset	251,779	244,217
Nonadmitted deferred tax assets	(86,236)	(79,500)
Admitted ordinary deferred tax assets	$165,543	$164,717

Capital
Investments	2,434	16,095
Nonadmitted	-	-
Admitted deferred tax assets	$167,977	$180,812

Deferred tax liabilities
Investments	$11,786	$12,213
Fixed assets	22,023	24,413
Deferred and uncollected premium	21,512	19,961
Policyholder reserves	298	1,942
Other	307	-
Ordinary deferred tax liabilities	55,926	58,529
Capital - investments	-	-
Deferred tax liabilities	55,926	58,529

Net admitted deferred tax asset	$112,051	$122,283

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2025	2024
Tax benefit at the federal statutory rate	$(16,152)	$(35,414)
IMR for ceding commission	28,610	-
Tax preferenced investment income	(16,010)	(17,935)
Change in nonadmitted assets	6,471	2,484
Foreign tax credit carryforward	(4,654)	(10,632)
Difference between reported tax and book initial consideration - Voya	(4,124)	-
Valuation allowance foreign tax credit carryforward	(4,101)	4,101
Foreign tax credit receivable	(2,991)	(6,058)
OAS dividend	(1,470)	-
Other	(440)	1,144
Total income tax expense (benefit) incurred	$(14,861)	$(62,310)

Federal and foreign income taxes incurred	$(20,569)	$(42,162)
Change in net deferred income taxes	5,708	(20,148)
Total statutory income tax expense (benefit)	$(14,861)	$(62,310)

Federal income tax-operating	$12,068	$(38,101)
Federal income tax-capital gains (losses)	(32,637)	(4,061)
Federal income tax incurred (refunded)	$(20,569)	$(42,162)

The Company has the following tax attribute carryforwards:

Type	Amount	First Expiration Year	Last Expiration Year
Net operating loss	$-	-	-
Capital loss	-	-	-
Tax credits	5,537	2029	2034
Alternative minimum tax	-	-	-

There were no income taxes incurred in the current or prior years that are available for recoupment in the event of future net losses.

The Company does not have a liability for tax contingencies as of December 31, 2025 or 2024.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2021. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

As of December 31, 2025, the Company had $112.1 million in net deferred tax assets (DTAs). The valuation allowance for deferred tax assets as of December 31, 2025 and 2024 was $0 and $4.1 million, respectively. The valuation allowance at December 31, 2024 was related to foreign tax credit carryforwards that, in the judgment of management, were not more likely than not to be realized. The valuation allowance was released during 2025 because of the expected increase in net foreign source income resulting in all of the foreign tax credit carryforward being used before expiration. As of December 31, 2025, in the judgement of management no valuation allowance is needed.

The Inflation Reduction Act implemented a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning in 2023 and forward. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2025 and 2024, life reinsurance assumed was approximately 16 and 17 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 11 percent of gross life insurance premium income in both 2025 and 2024. Premiums on accident and health reinsurance assumed were approximately 19 and 20 percent of gross accident and health premium income in 2025 and 2024, respectively.

Effective January 1, 2025, OneAmerica entered into an agreement to sell its full-service retirement plan business to Voya Financial, Inc (Voya). The transaction consisted of the sale of two of OneAmerica’s affiliates, OneAmerica Investment Advisory Services, LLC and OneAmerica Retirement Services, LLC and an indemnity reinsurance agreement with the Company for specified group annuity contracts. The transaction closed on January 2, 2025 and the Company received a ceding commission of $40.0 million. General account statutory reserves and deposit-type contracts were $3,471.9 million and $312.6 million, respectively, and were ceded by a combination of indemnity coinsurance and funds withheld, and separate account statutory reserves of $20,603.7 million ceded through 100% indemnity modified coinsurance. The Company transferred invested assets at fair value to the reinsurer of $2,702.7 million and established a funds withheld at book value of $1,075.0 million. The Company paid a net amount of $6.7 million to finalize the transaction and as a result of the transaction, the after-tax net gain was $42.5 million and was deferred through surplus in accordance with SSAP No. 61. Additionally, on March 31, 2026, the Company received a gain contingency on this transaction of $101.3 million plus $1.6 million of accrued interest. The gain contingency will be deferred through surplus, after tax, at March 31, 2026.

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, as well as commercial mortgage loans, with a fair value of $2,543.5 million. In accordance with the agreement, the Company transferred the IMR created on the transaction, net of tax, of $125.4 million to the reinsurer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2025	2024
Reinsurance ceded on ordinary life in force	$46,009,532	$45,207,058
Reinsurance ceded on group and credit life in force	4,287,906	3,789,741
Life reinsurance premiums ceded	194,555	127,381
Annuity reinsurance premiums ceded	2,454,378	153,411
Accident and health reinsurance premiums ceded	44,836	45,215
Reinsurance recoveries	284,976	283,119

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2025 and 2024 by $6,898.6 million and $4,183.5 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2025 and 2024 by $73.7 million and $86.4 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Three reinsurers account for approximately 95 percent of the Company’s December 31, 2025 ceded reserves for life, annuity, and accident and health insurance. One of these reinsurers maintain A.M. Best ratings of A. Two reinsurers are not rated by A.M. Best. One reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company, which is AM Best rated A+, and a claims payment guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The other reinsurer is rated BBB+ by S&P Global Ratings. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2025, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2025 or 2024.

The Company did not commute any material ceded reinsurance in 2025 or 2024.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2025 and 2024 was $414.2 million and $236.5 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2025 and 2024, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. OneAmerica has a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2025 and in 2024. Total interest paid inception to date is $172.2 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2025 and 2024 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $116.7 million in 2026.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company paid no dividends in 2025 or 2024. The Company received $10.0 million in capital contribution from OneAmerica in 2025 and no capital contributions in 2024.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2025 is as follows:

Nonadmitted asset values	$(283,093)
Asset valuation reserve	$(206,233)
Net unrealized gain (losses)	$21,066
Reinsurance recoverables from unauthorized companies	$67

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2027. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2025 or 2024.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2025 and 2024, the carrying value of the FHLBI Class B common stock was $67.0 million and $66.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding agreements associated with the FHLBI totaled $1,239.4 million and $1,281.6 million of December 31, 2025 and 2024, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,241.6 million and $1,283.9 million at December 31, 2025 and 2024, respectively, including accrued interest. Interest paid was $51.5 million and $62.7 million in 2025 and 2024, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,923.5 million and $2,017.2 million at December 31, 2025 and 2024, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,350.1 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $30.0 million at December 31, 2025.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2025	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$1,930	$1,959
Bonds - Industrial & misc.	-	-	902	902
Other invested assets	-	4,495	14,378	18,873
Derivatives	-	11,733	-	11,733
Separate account assets *	20,006,808	-	-	20,006,808
Total Assets	$20,006,837	$16,228	$17,210	$20,040,275

Liabilities
Derivatives	$-	$2,032	$-	$2,032

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2024	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$69,530	$69,559
Bonds - Industrial & misc.	-	-	1,445	1,445
Other invested assets	-	5,620	-	5,620
Derivatives	-	9,661	-	9,661
Separate account assets *	22,098,831	-	-	22,098,831
Total Assets	$22,098,860	$15,281	$70,975	$22,185,116

Liabilities
Derivatives	$-	$1,989	$-	$1,989

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds	Other	Short-term
	Industrial & misc.	Industrial & misc.	Imvested Assets	Investments	Total
Beginning Balance at January 1, 2024	$75,889	$300	$-	$9	$76,198
Transfer into level 3	1,712	2,070	-	-	3,782
Transfer out of level 3	-	-	-	-	-
Total gains (losses) included in net income	578	(1,274)	-	(40)	(736)
Total gains (losses) included in surplus	(638)	836	-	31	229
Purchases	-	35	-	-	35
Issuances	-	-	-	-	-
Sales	(8,011)	(522)	-	-	(8,533)
Settlements	-	-	-	-	-
Ending Balance at December 31, 2024	$69,530	$1,445	$-	$-	$70,975
Transfer into level 3	-	-	-	-	-
Transfer out of level 3	(66,561)	-	-	-	(66,561)
Total gains (losses) included in net income	-	-	-	-	-
Total gains (losses) included in surplus	(1,039)	10	(376)	-	(1,405)
Purchases	-	-	14,754	-	14,754
Issuances	-	-	-	-	-
Sales	-	(553)	-	-	(553)
Settlements	-	-	-	-	-
Ending Balance at December 31, 2025	$1,930	$902	$14,378	$-	$17,210

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2025					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds - Insurer credit obligations	$6,925,689	$7,651,143	$3,914	$6,585,081	$336,694	$-	$-
Bonds - Asset-backed securities	2,677,418	2,736,803		2,403,429	273,989	-	-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	78,255	78,255	29	-	78,226	-	-
Mortgage loans	1,688,261	1,749,303	-	-	1,688,261	-	-
Cash equivalents and short-term investments	67,137	67,127	48,991	13,997	4,149	-	-
Contract loans	-	900,061	-	-	-	900,061	-
Derivatives	13,521	11,734	-	13,521	-	-	-
Other invested assets	158,093	194,275	-	158,093	-	-	17,356
Securities lending reinvested collateral assets	414,371	414,066	-	414,371	-	-	-
Corporate owned life insurance	586,040	586,040	-	586,040	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	19,892,956	20,006,808	19,481,514	411,442	-	-	-
Liabilities
Derivatives	4,052	6,083	224	3,828	-	-	-
Payable for securities lending	414,371	414,066	-	414,371	-	-	-
Funding agreements	1,180,208	1,239,433	-	-	1,180,208	-	-

	2024					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,512,977	$10,387,947	$3,806	$9,705,056	$804,115	$-	$-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	80,510	78,255	29	-	80,481	-	-
Mortgage loans	2,318,236	1,749,303	-	-	2,318,236	-	-
Cash, cash equivalents & short-term investments	373,052	286,534	105,244	267,808	-	-	-
Contract loans	-	900,061	-	-	-	900,061	-
Derivatives	15,948	11,734	-	15,948	-	-	-
Other invested assets	649,710	711,136	-	151,395	498,315	-	-
Securities lending reinvested collateral assets	357,537	414,066	63,131	294,406	-	-	-
Corporate owned life insurance	548,492	586,040	-	548,492	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	22,098,831	20,006,808	22,098,831	-	-	-	-
Liabilities
Derivatives	2,945	6,083	247	2,698	-	-	-
Payable for securities lending	357,537	414,066	63,131	294,406	-	-	-
Funding agreements	1,262,746	1,281,553	-	-	1,262,746	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

18.	Subsequent Events and Other Items

On March 30, 2026, the Company paid $77.9 million, which represented the remaining principal and interest due upon the maturity of the 7.75% surplus note. For more information on the surplus note and other financing sources, refer to Note 15 – Surplus Notes and Shareholder Dividends.

Additionally, on March 30, 2026, the Company received $102.9 million from Voya, which represented the Company’s gain contingency of $101.3 million and accrued interest of $1.6 million on the reinsurance transaction described in Note 11 – Reinsurance. The gain contingency, net of tax, will be deferred through surplus and the interest income will be recognized in the statement of operations in the first quarter of 2026.

Management has evaluated the impact of all subsequent events through April 14, 2026, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2025

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$39,542
Other bonds (unaffiliated)	444,107
Preferred stocks (unaffiliated)	1,020
Common stocks (unaffiliated)	6,180
Common Stocks (affiliated)	7,000
Mortgage loans	82,729
Real estate	16,491
Premium notes, contract loans and liens	42,965
Cash and cash equivalents	4,056
Derivative instruments	181
Other invested assets	53,698
Aggregate write-ins for investment income	2,286
Gross investment income	$700,255

Real estate owned—book value less encumbrances	$87,662

Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	1,750,955
Total mortgage loans	$1,750,955

Mortgage loans by standing—book value
Good standing	$1,750,955
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$1,750,955

Other long-term assets—statement value	$711,136
Common stock of parent, subsidiary, and affiliates—book value	$9,264

Bonds and short-term investments by NAIC Designation and maturity
Bonds by maturity—statement value
Due within one year or less	$628,284
Over 1 year through 5 years	1,649,282
Over 5 years through 10 years	2,008,646
Over 10 years through 20 years	3,216,315
Over 20 years	2,938,548
No maturity date	-
Total by maturity	$10,441,075

Bonds by NAIC Designation—statement value
NAIC 1	$6,341,301
NAIC 2	3,768,320
NAIC 3	271,176
NAIC 4	54,221
NAIC 5	5,155
NAIC 6	902
Total by NAIC Designation	$10,441,075

Total bonds publicly traded	$6,184,133
Total bonds privately placed	$4,256,942

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2025

(In thousands)

Preferred stocks—statement value	$15,000
Common stocks—market value	$78,255
Short-term investments - statement value	$4,133
Derivatives - statement value, net	$(224)
Cash (overdraft) on deposit	$219,407
Life insurance in force
Ordinary	$23,836,160
Credit life	$-
Group life	$54,503,544
Amount of accidental death insurance in force under ordinary policies	10,970
Life insurance policies with disability provisions in force
Ordinary	$4,544,258
Group life	$50,148,731

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$10,351
Income payable	$499
Ordinary—involving life contingencies
Income payable	$158
Group—not involving life contingencies
Amount on deposit	$(40)

Annuities
Ordinary
Immediate—amount of income payable	$41,535
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,027,347
Group
Amount of income payable	$456,403
Fully paid account balance	$877,468
Not fully paid account balance	$3,418,837
Accident and health insurance—premiums in force
Ordinary	$42,432
Group	$185,790
Credit	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2025

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,876
Dividend accumulations—account balance	$40,659
Claim payments (by accident year)
Group accident and health
2025	$42,717
2024	$21,836
2023	$6,574
2022	$3,805
2021	$3,761
Prior	$10,736
Other accident and health
2025	$-
2024	$-
2023	$-
2022	$-
2021	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2025	$-
2024	$-
2023	$-
2022	$-
2021	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2025

(In thousands)

The Company’s gross investment holdings as filed in the 2025 Annual Statement are $14,641.8 million. Certain lines with zero balances have been hidden for presentation purposes.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. government obligations	$3,903	0.03%	$3,903	$-	$3,903	0.03%
1.03 Non-U.S. sovereign jurisdiction securities	110,693	0.76%	110,693	24,993	135,686	0.93%
1.04 Municipal bonds - general obligations (direct & guaranteed)	143,610	0.98%	143,610	-	143,610	0.98%
1.05 Municipal bonds - special revenue	80,956	0.55%	80,956	-	80,956	0.55%
1.06 Project finance bonds issued by operating entities	6,628,948	45.27%	6,628,948	33,836	6,662,784	45.51%
1.09 Single entity backed obligations	254,388	1.74%	254,388	-	254,388	1.74%
1.12 Bonds issued by funds representing operating entities	190,281	1.30%	190,281	-	190,281	1.30%
1.14 Bank loans - acquired	174,709	1.19%	174,709	-	174,709	1.19%
1.17 Other issuer credit obligations	63,656	0.43%	63,656	-	63,656	0.43%
1.18 Total issuer credit obligations	7,651,144	52.25%	7,651,144	94,879	7,746,023	52.90%
2. Asset-backed securities (Schedule D, Part 1, Section 2):
2.01 Financial asset-backed securities - self-liquidating	2,588,710	17.68%	2,588,710	11,151	2,599,861	17.76%
2.03 Non-financial asset-backed securities	148,093	1.01%	148,093	22,231	170,324	1.16%
2.04 Total asset-backed securities	2,736,803	18.69%	2,736,803	33,382	2,770,185	18.92%
3. Preferred Stocks (Schedule D, Part 2, Sections 1):
3.01 Industrial and Misc. (Unaffiliated)	15,000	0.10%	15,000	-	15,000	0.10%
3.02 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
3.03 Total Preferred Stocks	15,000	0.10%	15,000	-	15,000	0.10%
4. Common Stocks (Schedule D, Part 2, Sections 2):
4.01 Industrial and miscellaneous - publicly traded (unaffiliated)	29	0.00%	29	-	29	0.00%
4.02 Industrial and miscellaneous - other (unaffiliated)	68,962	0.47%	68,962	-	68,962	0.47%
4.03 Parent, subsidiaries and affiliates - publicly traded	9,264	0.06%	9,264	-	9,264	0.06%
4.09 Total common stocks	78,255	0.53%	78,255	-	78,255	0.52%
5. Mortgage Loans (Schedule B):				-
5.03 Commercial mortgages	1,750,955	11.96%	1,750,955	-	1,750,955	11.96%
5.05 Total valuation allowance	(1,652)	-0.01%	(1,652)	-	(1,652)	-0.01%
5.06 Total mortgage loans	1,749,303	11.95%	1,749,303	-	1,749,303	11.95%
6. Real estate (Schedule A):
6.01 Properties occupied by company	73,191	0.50%	73,191	-	73,191	0.50%
6.02 Properties held for production of income	14,471	0.10%	14,471	-	14,471	0.10%
6.03 Properties held for sale	-	0.00%
6.04 Total mortgage loans	87,662	0.60%	87,662	-	87,662	0.60%
7. Cash, cash equivalents, and short term investments:
7.01 Cash (Schedule E, Part 1)	219,407	1.50%	219,407	127,267	346,674	2.37%
7.02 Cash equivalents, (Schedule E, Part 2)	62,994	0.43%	62,994	26,330	89,324	0.61%
7.03 Short-term investments (Schedule DA)	4,133	0.03%	4,133	132,208	136,341	0.93%
7.04 Total cash, cash equivalents and short-term investments	286,534	1.96%	286,534	285,805	572,339	3.91%
8. Contract Loans	900,061	6.15%	900,061	-	900,061	6.15%
9. Derivatives (Schedule DB)	11,734	0.08%	11,734	-	11,734	0.08%
10. Other Invested Assets (Schedule BA)	712,909	4.87%	711,136	-	711,136	4.86%
11. Receivables for Securities	130	0.00%	130	-	130	0.00%
12. Securities Lending (Schedule DL, Part 1)	414,066	2.83%	414,066	xxx	xxx	xxx
13. Aggregate Write-ins for Invested Assets	-	0.00%	-	-	-	0.00%
14. Total Invested Assets	$14,643,601	100.00%	$14,641,828	$414,066	$14,641,828	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2025

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $15,745.1 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANKS	$67,031	0.4%
2.02	NORTHROP GRUMMAN CORP	60,515	0.4%
2.03	TC ENERGY CORP	52,309	0.3%
2.04	NEXTERA ENERGY INC	52,152	0.3%
2.05	LOCKHEED MARTIN CORPORATION	50,904	0.3%
2.06	RTX CORP	50,557	0.3%
2.07	ONEOK INC	49,651	0.3%
2.08	PHILLIPS 66	48,951	0.3%
2.09	EXXON MOBIL CORP	48,710	0.3%
2.10	ALLIANT ENERGY CORP	46,718	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,355,300	40.4%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	3,768,321	23.9%	P/RP – 2	15,000	0.1%
3.03 NAIC – 3	271,176	1.7%	P/RP – 3	-	0.0%
3.04 NAIC – 4	54,221	0.3%	P/RP – 4	-	0.0%
3.05 NAIC – 5	5,155	0.0%	P/RP – 5	-	0.0%
3.06 NAIC – 6	902	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$1,737,503	11.0%
4.02	Foreign-currency-denominated investments	74,219	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,606,083	10.2%
5.02	Countries rated NAIC-2	106,222	0.7%
5.03	Countries rated NAIC-3 or below	25,198	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$770,033	4.9%
6.02	Country:	Australia	272,194	1.7%

	Countries rated NAIC-2
6.03	Country:	Mexico	$66,306	0.4%
6.04	Country:	Indonesia	9,623	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$18,000	0.1%
6.06	Country:	Columbia	4,530	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$45,417	0.3%
10.02	INVESCO LTD	29,025	0.2%
10.03	CSL LTD	28,568	0.2%
10.04	SIEMENS AG	26,103	0.2%
10.05	AMERICA MOVIL SAB DE CV	24,555	0.2%
10.06	BAE SYSTEMS PLC	23,000	0.1%
10.07	DIAMETER CREDIT FUNDING DCF_21-4	22,922	0.1%
10.08	PERNOD-RICARD SA	22,696	0.1%
10.09	GIP CAPRICORN FINCO PTY LTD	20,909	0.1%
10.10	DEUTSCHE POST AG	20,615	0.1%

11.	not applicable because the Company’s total admitted assets held in Canadian investments and unhedged Canadian currencies are less than 2.5% of admitted assets.

12.	Not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$67,031	0.4%
13.03	NEUBERGER BERMAN	56,034	0.4%
13.04	HARBOURVEST	30,936	0.2%
13.05	PIMCO	30,495	0.2%
13.06	BLACKROCK	30,446	0.2%
13.07	HGGC	24,863	0.2%
13.08	BLACKSTONE	24,110	0.2%
13.09	KKR	20,347	0.1%
13.10	INVESCO	18,398	0.1%
13.11	SHENKMAN	17,395	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$600,823	3.8%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$67,031	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	27,294	0.2%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	24,110	0.2%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$95,955	$95,955	$-
14.07	HARBOURVEST	67,804	67,804	-
14.08	PIMCO	40,560	40,560	-
14.09	BLACKROCK	39,478	39,478	-
14.10	HGGC	30,495	30,495	-
14.11	BLACKSTONE	30,446	30,446	-
14.12	KRR	24,863	24,863	-
14.13	INVESCO	24,110	24,110	-
14.14	SHENKMAN	20,347	20,347	-
14.15	RED REEF PARTNERS	18,398	18,398	-

15.	Not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commercial	$31,898	0.2%
16.03	Commercial	26,287	0.2%
16.04	Commercial	25,558	0.2%
16.05	Commercial	25,474	0.2%
16.06	Commercial	21,250	0.1%
16.07	Commercial	21,185	0.1%
16.08	Commercial	20,916	0.1%
16.09	Commercial	19,847	0.1%
16.10	Commercial	19,262	0.1%
16.11	Commercial	18,733	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$15,000	0.1%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	26,355	0.2%	-	0.0%
17.05 below 70%	-	0.0%	1,707,609	10.8%	-	0.0%

18.	Not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

19.	Not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

20.	Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,442,798	34.6%	$5,341,372	$5,225,520	$5,262,619
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

21.	Not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$254,240	1.6%	$148,441	$1,072	$71,953
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$3,739	0.0%	$2,254	$1,578	$960
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2025

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2025

(In thousands)

3.	Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.    Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.    Provisions that permit settlements to be made less frequently than quarterly;

c.    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.	Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.	Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐  No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2025

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2025 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2025 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules